UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

September 30, 2013

1.808790.109

VIPIDX-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.4%
BorgWarner, Inc.	24,122	$ 2,445,730
Delphi Automotive PLC	59,480	3,474,822
Johnson Controls, Inc.	144,160	5,982,640
The Goodyear Tire & Rubber Co.	51,831	1,163,606
		13,066,798
Automobiles - 0.8%
Ford Motor Co.	830,132	14,004,327
General Motors Co. (a)	198,324	7,133,714
Harley-Davidson, Inc.	47,002	3,019,408
		24,157,449
Distributors - 0.1%
Genuine Parts Co. (d)	32,631	2,639,522
Diversified Consumer Services - 0.0%
H&R Block, Inc.	57,706	1,538,442
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp. unit	92,241	3,010,746
Chipotle Mexican Grill, Inc. (a)(d)	6,504	2,788,265
Darden Restaurants, Inc.	27,454	1,270,846
International Game Technology	54,953	1,040,260
Marriott International, Inc. Class A	47,913	2,015,221
McDonald's Corp.	210,637	20,265,386
Starbucks Corp.	158,328	12,186,506
Starwood Hotels & Resorts Worldwide, Inc.	41,076	2,729,500
Wyndham Worldwide Corp.	28,016	1,708,136
Wynn Resorts Ltd.	17,043	2,692,964
Yum! Brands, Inc.	94,025	6,712,445
		56,420,275
Household Durables - 0.3%
D.R. Horton, Inc. (d)	59,863	1,163,138
Garmin Ltd. (d)	25,928	1,171,686
Harman International Industries, Inc. (d)	14,343	949,937
Leggett & Platt, Inc.	29,923	902,178
Lennar Corp. Class A (d)	34,976	1,238,150
Newell Rubbermaid, Inc.	60,685	1,668,838
PulteGroup, Inc.	73,647	1,215,176
Whirlpool Corp.	16,703	2,445,987
		10,755,090
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	77,979	24,379,355
Expedia, Inc.	22,638	1,172,422
Netflix, Inc. (a)(d)	12,416	3,839,151
priceline.com, Inc. (a)	10,852	10,970,829
TripAdvisor, Inc. (a)(d)	23,500	1,782,240
		42,143,997

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	24,328	$ 1,146,822
Mattel, Inc.	72,602	3,039,120
		4,185,942
Media - 3.7%
Cablevision Systems Corp. - NY Group Class A	45,075	759,063
CBS Corp. Class B	118,519	6,537,508
Comcast Corp. Class A	551,108	24,882,526
DIRECTV (a)	107,582	6,428,025
Discovery Communications, Inc. Class A (a)(d)	48,647	4,106,780
Gannett Co., Inc.	48,282	1,293,475
Interpublic Group of Companies, Inc.	88,952	1,528,195
News Corp. Class A (a)	104,926	1,685,112
Omnicom Group, Inc.	54,193	3,438,004
Scripps Networks Interactive, Inc. Class A	23,053	1,800,670
The Walt Disney Co.	350,074	22,576,272
Time Warner Cable, Inc.	60,217	6,720,217
Time Warner, Inc.	193,856	12,757,663
Twenty-First Century Fox, Inc. Class A	418,514	14,020,219
Viacom, Inc. Class B (non-vtg.)	91,450	7,643,391
Washington Post Co. Class B	923	564,276
		116,741,396
Multiline Retail - 0.8%
Dollar General Corp. (a)	62,733	3,541,905
Dollar Tree, Inc. (a)	46,990	2,685,948
Family Dollar Stores, Inc.	20,355	1,465,967
J.C. Penney Co., Inc. (a)(d)	64,175	566,024
Kohl's Corp.	43,018	2,226,182
Macy's, Inc.	79,278	3,430,359
Nordstrom, Inc.	30,388	1,707,806
Target Corp.	132,985	8,508,380
		24,132,571
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (d)	16,097	569,351
AutoNation, Inc. (a)	13,551	706,956
AutoZone, Inc. (a)(d)	7,485	3,164,134
Bed Bath & Beyond, Inc. (a)	45,886	3,549,741
Best Buy Co., Inc.	56,848	2,131,800
CarMax, Inc. (a)(d)	47,108	2,283,325
GameStop Corp. Class A	24,632	1,222,979
Gap, Inc.	58,120	2,341,074
Home Depot, Inc.	301,832	22,893,957
L Brands, Inc. (d)	51,314	3,135,285
Lowe's Companies, Inc.	221,623	10,551,471
O'Reilly Automotive, Inc. (a)	22,874	2,918,494
PetSmart, Inc.	21,895	1,669,713
Ross Stores, Inc.	45,658	3,323,902
Staples, Inc.	139,173	2,038,884
Tiffany & Co., Inc.	23,185	1,776,435
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	150,708	$ 8,498,424
Urban Outfitters, Inc. (a)	22,979	844,938
		73,620,863
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	59,407	3,239,464
Fossil Group, Inc. (a)	10,590	1,230,982
NIKE, Inc. Class B	157,590	11,447,338
PVH Corp.	17,188	2,040,044
Ralph Lauren Corp.	12,765	2,102,778
VF Corp.	18,529	3,688,197
		23,748,803
TOTAL CONSUMER DISCRETIONARY		393,151,148
CONSUMER STAPLES - 9.9%
Beverages - 2.2%
Beam, Inc.	34,118	2,205,729
Brown-Forman Corp. Class B (non-vtg.)	34,239	2,332,703
Coca-Cola Enterprises, Inc.	52,388	2,106,521
Constellation Brands, Inc. Class A (sub. vtg.) (a)	34,945	2,005,843
Dr. Pepper Snapple Group, Inc.	42,894	1,922,509
Molson Coors Brewing Co. Class B	33,242	1,666,421
Monster Beverage Corp. (a)	28,572	1,492,887
PepsiCo, Inc.	324,962	25,834,479
The Coca-Cola Co.	803,339	30,430,481
		69,997,573
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	92,014	10,592,652
CVS Caremark Corp.	258,831	14,688,659
Kroger Co.	109,200	4,405,128
Safeway, Inc.	50,845	1,626,532
Sysco Corp.	123,971	3,945,997
Wal-Mart Stores, Inc.	342,980	25,366,801
Walgreen Co.	183,193	9,855,783
Whole Foods Market, Inc.	78,493	4,591,841
		75,073,393
Food Products - 1.6%
Archer Daniels Midland Co.	138,898	5,117,002
Campbell Soup Co. (d)	37,610	1,531,103
ConAgra Foods, Inc.	88,936	2,698,318
General Mills, Inc.	135,230	6,480,222
Hormel Foods Corp.	28,363	1,194,650
Kellogg Co. (d)	54,223	3,184,517
Kraft Foods Group, Inc.	125,492	6,580,800
McCormick & Co., Inc. (non-vtg.)	27,811	1,799,372
Mead Johnson Nutrition Co. Class A	42,645	3,166,818
Mondelez International, Inc.	375,206	11,788,973
The Hershey Co.	31,509	2,914,583

	Shares	Value
The J.M. Smucker Co.	22,151	$ 2,326,741
Tyson Foods, Inc. Class A (d)	58,630	1,658,056
		50,441,155
Household Products - 2.0%
Clorox Co. (d)	27,483	2,245,911
Colgate-Palmolive Co.	185,698	11,011,891
Kimberly-Clark Corp.	80,711	7,604,590
Procter & Gamble Co.	577,088	43,622,082
		64,484,474
Personal Products - 0.2%
Avon Products, Inc.	91,376	1,882,346
Estee Lauder Companies, Inc. Class A	53,877	3,766,002
		5,648,348
Tobacco - 1.6%
Altria Group, Inc.	422,352	14,507,791
Lorillard, Inc. (d)	78,788	3,528,127
Philip Morris International, Inc.	341,046	29,531,173
Reynolds American, Inc.	66,708	3,254,016
		50,821,107
TOTAL CONSUMER STAPLES		316,466,050
ENERGY - 10.3%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	93,354	4,583,681
Cameron International Corp. (a)	51,860	3,027,068
Diamond Offshore Drilling, Inc.	14,648	912,863
Ensco PLC Class A	49,218	2,645,468
FMC Technologies, Inc. (a)	49,920	2,766,566
Halliburton Co.	178,173	8,579,030
Helmerich & Payne, Inc. (d)	22,438	1,547,100
Nabors Industries Ltd.	54,710	878,643
National Oilwell Varco, Inc.	90,083	7,036,383
Noble Corp.	53,388	2,016,465
Rowan Companies PLC (a)	26,173	961,073
Schlumberger Ltd.	278,809	24,635,563
		59,589,903
Oil, Gas & Consumable Fuels - 8.4%
Anadarko Petroleum Corp.	105,926	9,850,059
Apache Corp.	85,090	7,244,563
Cabot Oil & Gas Corp.	88,650	3,308,418
Chesapeake Energy Corp.	106,754	2,762,794
Chevron Corp.	407,099	49,462,529
ConocoPhillips Co.	257,701	17,912,797
CONSOL Energy, Inc.	48,221	1,622,637
Denbury Resources, Inc. (a)	78,577	1,446,603
Devon Energy Corp.	80,416	4,644,828
EOG Resources, Inc.	57,402	9,717,011
EQT Corp.	31,732	2,815,263
Exxon Mobil Corp.	927,473	79,799,777
Hess Corp.	60,781	4,700,803
Kinder Morgan Holding Co. LLC	141,872	5,046,387
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	149,536	$ 5,215,816
Marathon Petroleum Corp.	65,968	4,243,062
Murphy Oil Corp.	37,020	2,233,046
Newfield Exploration Co. (a)	28,589	782,481
Noble Energy, Inc.	75,676	5,071,049
Occidental Petroleum Corp.	169,783	15,881,502
Peabody Energy Corp. (d)	56,859	980,818
Phillips 66 Co.	128,751	7,444,383
Pioneer Natural Resources Co.	29,193	5,511,638
QEP Resources, Inc.	37,778	1,046,073
Range Resources Corp.	34,429	2,612,817
Southwestern Energy Co. (a)	74,068	2,694,594
Spectra Energy Corp.	141,037	4,827,697
Tesoro Corp.	28,463	1,251,803
The Williams Companies, Inc.	143,957	5,234,277
Valero Energy Corp.	114,236	3,901,159
WPX Energy, Inc. (a)(d)	42,266	814,043
		270,080,727
TOTAL ENERGY		329,670,630
FINANCIALS - 16.0%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	41,689	3,797,034
Bank of New York Mellon Corp.	242,418	7,318,599
BlackRock, Inc. Class A	26,538	7,181,714
Charles Schwab Corp.	243,670	5,151,184
E*TRADE Financial Corp. (a)	60,488	998,052
Franklin Resources, Inc.	85,660	4,330,113
Goldman Sachs Group, Inc.	88,007	13,923,587
Invesco Ltd.	93,306	2,976,461
Legg Mason, Inc.	22,877	765,007
Morgan Stanley	293,007	7,896,539
Northern Trust Corp.	47,564	2,587,006
State Street Corp.	93,971	6,178,593
T. Rowe Price Group, Inc.	54,813	3,942,699
		67,046,588
Commercial Banks - 2.8%
BB&T Corp.	148,313	5,005,564
Comerica, Inc.	38,974	1,532,068
Fifth Third Bancorp	186,898	3,371,640
Huntington Bancshares, Inc.	174,822	1,444,030
KeyCorp	192,032	2,189,165
M&T Bank Corp. (d)	27,400	3,066,608
PNC Financial Services Group, Inc.	111,996	8,114,110
Regions Financial Corp.	294,120	2,723,551
SunTrust Banks, Inc.	113,565	3,681,777
U.S. Bancorp	387,554	14,176,725

	Shares	Value
Wells Fargo & Co.	1,018,136	$ 42,069,380
Zions Bancorporation (d)	38,881	1,066,117
		88,440,735
Consumer Finance - 1.0%
American Express Co.	195,503	14,764,387
Capital One Financial Corp.	123,338	8,478,254
Discover Financial Services	101,940	5,152,048
SLM Corp.	91,910	2,288,559
		30,683,248
Diversified Financial Services - 5.2%
Bank of America Corp.	2,263,697	31,239,019
Berkshire Hathaway, Inc. Class B (a)	379,264	43,050,257
Citigroup, Inc.	640,778	31,084,141
CME Group, Inc.	66,214	4,891,890
IntercontinentalExchange, Inc. (a)(d)	15,349	2,784,616
JPMorgan Chase & Co.	793,159	40,998,389
Leucadia National Corp.	66,039	1,798,902
McGraw-Hill Companies, Inc.	57,988	3,803,433
Moody's Corp.	40,868	2,874,246
NYSE Euronext	51,203	2,149,502
The NASDAQ Stock Market, Inc.	24,329	780,718
		165,455,113
Insurance - 3.0%
ACE Ltd.	71,667	6,705,165
AFLAC, Inc.	98,000	6,075,020
Allstate Corp.	97,653	4,936,359
American International Group, Inc.	311,084	15,128,015
Aon PLC	64,785	4,822,595
Assurant, Inc.	15,797	854,618
Cincinnati Financial Corp.	31,038	1,463,752
Genworth Financial, Inc. Class A (a)	104,034	1,330,595
Hartford Financial Services Group, Inc.	95,881	2,983,817
Lincoln National Corp.	55,732	2,340,187
Loews Corp.	64,473	3,013,468
Marsh & McLennan Companies, Inc.	115,809	5,043,482
MetLife, Inc.	235,960	11,078,322
Principal Financial Group, Inc.	57,681	2,469,900
Progressive Corp.	116,545	3,173,520
Prudential Financial, Inc.	97,981	7,640,558
The Chubb Corp.	53,840	4,805,758
The Travelers Companies, Inc.	78,694	6,670,890
Torchmark Corp.	19,298	1,396,210
Unum Group	55,543	1,690,729
XL Group PLC Class A	60,303	1,858,538
		95,481,498
Real Estate Investment Trusts - 1.9%
American Tower Corp.	83,230	6,169,840
Apartment Investment & Management Co. Class A	30,744	858,987
AvalonBay Communities, Inc.	25,631	3,257,444
Boston Properties, Inc.	32,110	3,432,559
Equity Residential (SBI)	70,612	3,782,685
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	95,894	$ 3,926,859
Health Care REIT, Inc. (d)	60,419	3,768,937
Host Hotels & Resorts, Inc.	158,040	2,792,567
Kimco Realty Corp.	86,316	1,741,857
Plum Creek Timber Co., Inc.	34,344	1,608,330
Prologis, Inc.	105,062	3,952,432
Public Storage	30,445	4,887,945
Simon Property Group, Inc.	65,391	9,692,908
The Macerich Co.	29,613	1,671,358
Ventas, Inc.	61,786	3,799,839
Vornado Realty Trust	36,643	3,080,211
Weyerhaeuser Co.	123,058	3,523,151
		61,947,909
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	58,424	1,351,347
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	100,167	906,511
People's United Financial, Inc.	67,661	972,965
		1,879,476
TOTAL FINANCIALS		512,285,914
HEALTH CARE - 12.8%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	41,206	4,786,489
Amgen, Inc.	158,741	17,769,468
Biogen Idec, Inc. (a)	50,080	12,057,261
Celgene Corp. (a)	86,660	13,339,574
Gilead Sciences, Inc. (a)	322,520	20,267,157
Regeneron Pharmaceuticals, Inc. (a)	16,438	5,142,957
Vertex Pharmaceuticals, Inc. (a)	49,056	3,719,426
		77,082,332
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	327,472	10,868,796
Baxter International, Inc.	114,371	7,513,031
Becton, Dickinson & Co.	40,923	4,093,118
Boston Scientific Corp. (a)	282,959	3,321,939
C.R. Bard, Inc.	16,678	1,921,306
CareFusion Corp. (a)	45,172	1,666,847
Covidien PLC	96,927	5,906,731
DENTSPLY International, Inc.	29,982	1,301,519
Edwards Lifesciences Corp. (a)	23,657	1,647,237
Intuitive Surgical, Inc. (a)	8,367	3,148,251
Medtronic, Inc.	210,178	11,191,979
St. Jude Medical, Inc.	60,515	3,246,025
Stryker Corp.	62,148	4,200,583
Varian Medical Systems, Inc. (a)(d)	22,684	1,695,175
Zimmer Holdings, Inc.	35,726	2,934,534
		64,657,071

	Shares	Value
Health Care Providers & Services - 2.0%
Aetna, Inc.	78,406	$ 5,019,552
AmerisourceBergen Corp.	48,674	2,973,981
Cardinal Health, Inc.	71,528	3,730,185
CIGNA Corp.	59,597	4,580,625
DaVita, Inc. (a)	37,182	2,115,656
Express Scripts Holding Co. (a)	171,561	10,599,039
Humana, Inc.	32,969	3,076,997
Laboratory Corp. of America Holdings (a)(d)	18,985	1,882,173
McKesson Corp.	48,174	6,180,724
Patterson Companies, Inc.	17,526	704,545
Quest Diagnostics, Inc.	32,004	1,977,527
Tenet Healthcare Corp. (a)	21,410	881,878
UnitedHealth Group, Inc.	214,230	15,341,010
WellPoint, Inc.	62,994	5,266,928
		64,330,820
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	62,175	3,267,296
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	69,702	3,572,228
Life Technologies Corp. (a)	36,382	2,722,465
PerkinElmer, Inc.	23,604	891,051
Thermo Fisher Scientific, Inc.	75,965	7,000,175
Waters Corp. (a)	17,956	1,907,107
		16,093,026
Pharmaceuticals - 5.8%
AbbVie, Inc.	334,068	14,942,862
Actavis, Inc.	36,525	5,259,600
Allergan, Inc.	62,542	5,656,924
Bristol-Myers Squibb Co.	346,899	16,054,486
Eli Lilly & Co.	208,908	10,514,340
Forest Laboratories, Inc. (a)	49,775	2,129,872
Hospira, Inc. (a)(d)	34,904	1,368,935
Johnson & Johnson	593,800	51,476,522
Merck & Co., Inc.	616,620	29,357,278
Mylan, Inc. (a)	80,452	3,070,853
Perrigo Co.	19,830	2,446,625
Pfizer, Inc.	1,394,971	40,049,617
Zoetis, Inc. Class A	105,356	3,278,679
		185,606,593
TOTAL HEALTH CARE		411,037,138
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.7%
General Dynamics Corp.	70,035	6,129,463
Honeywell International, Inc.	165,375	13,732,740
L-3 Communications Holdings, Inc.	18,877	1,783,877
Lockheed Martin Corp.	56,805	7,245,478
Northrop Grumman Corp.	48,498	4,619,919
Precision Castparts Corp.	30,666	6,968,542
Raytheon Co.	67,952	5,237,061
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Rockwell Collins, Inc.	28,448	$ 1,930,481
Textron, Inc.	59,106	1,631,917
The Boeing Co.	146,252	17,184,610
United Technologies Corp.	177,863	19,177,189
		85,641,277
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc. (d)	33,587	2,000,442
Expeditors International of Washington, Inc.	43,491	1,916,213
FedEx Corp.	62,613	7,144,769
United Parcel Service, Inc. Class B	152,233	13,909,529
		24,970,953
Airlines - 0.2%
Delta Air Lines, Inc.	180,780	4,264,600
Southwest Airlines Co. (d)	148,807	2,166,630
		6,431,230
Building Products - 0.0%
Masco Corp.	75,211	1,600,490
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	42,141	1,713,453
Cintas Corp.	21,650	1,108,480
Iron Mountain, Inc.	35,839	968,370
Pitney Bowes, Inc. (d)	42,524	773,512
Republic Services, Inc.	57,212	1,908,592
Stericycle, Inc. (a)	18,098	2,088,509
Tyco International Ltd.	97,411	3,407,437
Waste Management, Inc.	91,862	3,788,389
		15,756,742
Construction & Engineering - 0.2%
Fluor Corp.	34,353	2,437,689
Jacobs Engineering Group, Inc. (a)	27,701	1,611,644
Quanta Services, Inc. (a)	45,037	1,238,968
		5,288,301
Electrical Equipment - 0.8%
AMETEK, Inc.	51,461	2,368,235
Eaton Corp. PLC	99,856	6,874,087
Emerson Electric Co.	150,560	9,741,232
Rockwell Automation, Inc.	29,219	3,124,680
Roper Industries, Inc.	20,899	2,776,850
		24,885,084
Industrial Conglomerates - 2.4%
3M Co.	136,814	16,336,960
Danaher Corp.	126,045	8,737,439
General Electric Co.	2,145,837	51,264,046
		76,338,445
Machinery - 1.8%
Caterpillar, Inc.	134,058	11,176,415
Cummins, Inc.	36,690	4,875,000
Deere & Co.	80,670	6,565,731

	Shares	Value
Dover Corp.	35,962	$ 3,230,466
Flowserve Corp.	29,629	1,848,553
Illinois Tool Works, Inc.	86,823	6,621,990
Ingersoll-Rand PLC	57,030	3,703,528
Joy Global, Inc.	22,394	1,142,990
PACCAR, Inc.	74,586	4,151,457
Pall Corp.	23,565	1,815,448
Parker Hannifin Corp.	31,434	3,417,504
Pentair Ltd.	41,963	2,725,077
Snap-On, Inc.	12,257	1,219,572
Stanley Black & Decker, Inc.	33,730	3,054,926
Xylem, Inc.	39,042	1,090,443
		56,639,100
Professional Services - 0.1%
Dun & Bradstreet Corp.	8,175	848,974
Equifax, Inc.	25,556	1,529,527
Nielsen Holdings B.V. (d)	45,294	1,650,966
Robert Half International, Inc.	29,256	1,141,862
		5,171,329
Road & Rail - 0.9%
CSX Corp.	214,680	5,525,863
Kansas City Southern	23,225	2,539,886
Norfolk Southern Corp.	65,732	5,084,370
Ryder System, Inc.	11,026	658,252
Union Pacific Corp.	97,737	15,182,466
		28,990,837
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	57,549	2,891,837
W.W. Grainger, Inc.	13,033	3,410,866
		6,302,703
TOTAL INDUSTRIALS		338,016,491
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,129,739	26,458,487
F5 Networks, Inc. (a)	16,500	1,415,040
Harris Corp.	22,533	1,336,207
JDS Uniphase Corp. (a)	50,051	736,250
Juniper Networks, Inc. (a)	106,797	2,120,988
Motorola Solutions, Inc.	49,857	2,960,509
QUALCOMM, Inc.	361,459	24,347,878
		59,375,359
Computers & Peripherals - 4.0%
Apple, Inc.	191,430	91,264,240
Dell, Inc.	309,253	4,258,414
EMC Corp.	438,459	11,207,012
Hewlett-Packard Co.	404,950	8,495,851
NetApp, Inc. (d)	71,662	3,054,234
SanDisk Corp.	50,653	3,014,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	65,411	$ 2,861,077
Western Digital Corp.	44,445	2,817,813
		126,973,001
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	33,536	2,595,016
Corning, Inc.	307,723	4,489,679
FLIR Systems, Inc.	29,937	940,022
Jabil Circuit, Inc.	38,859	842,463
Molex, Inc.	28,908	1,113,536
TE Connectivity Ltd.	87,137	4,511,954
		14,492,670
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)(d)	37,540	1,940,818
eBay, Inc. (a)	245,495	13,696,166
Google, Inc. Class A (a)	58,944	51,629,639
VeriSign, Inc. (a)(d)	28,439	1,447,261
Yahoo!, Inc. (a)	199,944	6,630,143
		75,344,027
IT Services - 3.5%
Accenture PLC Class A	135,877	10,005,982
Automatic Data Processing, Inc.	101,736	7,363,652
Cognizant Technology Solutions Corp. Class A (a)	63,502	5,214,784
Computer Sciences Corp.	31,120	1,610,149
Fidelity National Information Services, Inc.	61,550	2,858,382
Fiserv, Inc. (a)	27,411	2,769,882
IBM Corp.	216,969	40,178,319
MasterCard, Inc. Class A	21,858	14,705,625
Paychex, Inc. (d)	68,549	2,785,831
Teradata Corp. (a)	34,367	1,905,306
The Western Union Co.	116,299	2,170,139
Total System Services, Inc.	35,123	1,033,319
Visa, Inc. Class A	108,768	20,785,565
		113,386,935
Office Electronics - 0.1%
Xerox Corp.	244,126	2,512,057
Semiconductors & Semiconductor Equipment - 2.0%
Altera Corp.	67,316	2,501,463
Analog Devices, Inc.	65,466	3,080,175
Applied Materials, Inc.	253,449	4,445,495
Broadcom Corp. Class A	115,902	3,014,611
First Solar, Inc. (a)(d)	14,608	587,388
Intel Corp.	1,049,763	24,060,568
KLA-Tencor Corp.	34,922	2,125,004
Lam Research Corp. (a)	34,378	1,759,810
Linear Technology Corp.	49,137	1,948,773
LSI Corp.	115,275	901,451
Microchip Technology, Inc. (d)	41,574	1,675,016
Micron Technology, Inc. (a)	218,818	3,822,750

	Shares	Value
NVIDIA Corp.	121,917	$ 1,897,029
Teradyne, Inc. (a)(d)	40,343	666,466
Texas Instruments, Inc.	232,029	9,343,808
Xilinx, Inc.	56,112	2,629,408
		64,459,215
Software - 3.3%
Adobe Systems, Inc. (a)	98,424	5,112,143
Autodesk, Inc. (a)	46,989	1,934,537
CA Technologies, Inc.	69,124	2,050,909
Citrix Systems, Inc. (a)	39,483	2,787,895
Electronic Arts, Inc. (a)	64,608	1,650,734
Intuit, Inc.	62,565	4,148,685
Microsoft Corp.	1,597,246	53,204,264
Oracle Corp.	751,337	24,921,848
Red Hat, Inc. (a)	39,888	1,840,432
salesforce.com, Inc. (a)(d)	115,537	5,997,526
Symantec Corp.	147,207	3,643,373
		107,292,346
TOTAL INFORMATION TECHNOLOGY		563,835,610
MATERIALS - 3.5%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	44,175	4,707,730
Airgas, Inc.	13,939	1,478,231
CF Industries Holdings, Inc.	12,070	2,544,718
E.I. du Pont de Nemours & Co.	194,578	11,394,488
Eastman Chemical Co.	32,500	2,531,750
Ecolab, Inc.	57,152	5,644,332
FMC Corp.	28,733	2,060,731
International Flavors & Fragrances, Inc.	17,223	1,417,453
LyondellBasell Industries NV Class A	94,406	6,913,351
Monsanto Co.	112,332	11,724,091
PPG Industries, Inc.	30,112	5,030,511
Praxair, Inc.	62,127	7,468,287
Sherwin-Williams Co.	18,391	3,350,472
Sigma Aldrich Corp.	25,336	2,161,161
The Dow Chemical Co.	255,006	9,792,230
The Mosaic Co.	71,780	3,087,976
		81,307,512
Construction Materials - 0.1%
Vulcan Materials Co.	27,385	1,418,817
Containers & Packaging - 0.2%
Avery Dennison Corp.	20,667	899,428
Ball Corp.	30,574	1,372,161
Bemis Co., Inc.	21,687	846,010
MeadWestvaco Corp.	37,410	1,435,796
Owens-Illinois, Inc. (a)	34,632	1,039,653
Sealed Air Corp.	41,277	1,122,322
		6,715,370
Metals & Mining - 0.5%
Alcoa, Inc. (d)	225,366	1,829,972
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc. (d)	22,747	$ 694,238
Cliffs Natural Resources, Inc. (d)	32,265	661,433
Freeport-McMoRan Copper & Gold, Inc.	218,693	7,234,364
Newmont Mining Corp.	104,863	2,946,650
Nucor Corp.	67,046	3,286,595
United States Steel Corp. (d)	30,481	627,604
		17,280,856
Paper & Forest Products - 0.1%
International Paper Co.	93,969	4,209,811
TOTAL MATERIALS		110,932,366
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	1,119,087	37,847,522
CenturyLink, Inc.	126,569	3,971,735
Frontier Communications Corp. (d)	210,653	878,423
Verizon Communications, Inc.	602,981	28,135,093
Windstream Holdings, Inc. (d)	124,912	999,296
		71,832,069
Wireless Telecommunication Services - 0.1%
Crown Castle International Corp. (a)	61,773	4,511,282
TOTAL TELECOMMUNICATION SERVICES		76,343,351
UTILITIES - 3.1%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	102,569	4,446,366
Duke Energy Corp.	148,743	9,933,058
Edison International	68,652	3,162,111
Entergy Corp.	37,566	2,373,796
Exelon Corp.	180,487	5,349,635
FirstEnergy Corp.	88,123	3,212,083
NextEra Energy, Inc.	89,481	7,172,797
Northeast Utilities	66,322	2,735,783
Pepco Holdings, Inc. (d)	52,490	968,965
Pinnacle West Capital Corp.	23,178	1,268,764
PPL Corp.	133,106	4,043,760
Southern Co.	184,141	7,582,926
Xcel Energy, Inc.	104,844	2,894,743
		55,144,787
Gas Utilities - 0.1%
AGL Resources, Inc.	24,989	1,150,244
ONEOK, Inc.	43,449	2,316,701
		3,466,945

	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	68,045	$ 1,859,670
The AES Corp.	129,695	1,723,647
		3,583,317
Multi-Utilities - 1.2%
Ameren Corp.	51,126	1,781,230
CenterPoint Energy, Inc.	90,315	2,164,851
CMS Energy Corp.	56,021	1,474,473
Consolidated Edison, Inc.	61,712	3,402,800
Dominion Resources, Inc.	122,006	7,622,935
DTE Energy Co.	36,866	2,432,419
Integrys Energy Group, Inc.	16,770	937,275
NiSource, Inc.	65,864	2,034,539
PG&E Corp.	93,832	3,839,605
Public Service Enterprise Group, Inc.	106,590	3,510,009
SCANA Corp.	29,496	1,357,996
Sempra Energy	47,863	4,097,073
TECO Energy, Inc. (d)	43,042	711,915
Wisconsin Energy Corp. (d)	47,972	1,937,109
		37,304,229
TOTAL UTILITIES		99,499,278
TOTAL COMMON STOCKS (Cost $1,633,474,896)		3,151,237,976
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 7/24/14 (e) (Cost $2,498,939)	$ 2,500,000	2,499,388
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	38,693,279	38,693,279
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	88,372,895	88,372,895
TOTAL MONEY MARKET FUNDS (Cost $127,066,174)		127,066,174
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,763,040,009)		3,280,803,538
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(83,166,192)
NET ASSETS - 100%		$ 3,197,637,346
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
174 CME E-mini S&P 500 Index Contracts	Dec. 2013	$ 14,566,410	$ (102,045)
67 CME S&P 500 Index Contracts	Dec. 2013	28,044,525	(103,916)
TOTAL EQUITY INDEX CONTRACTS		$ 42,610,935	$ (205,961)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,859,602.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,887
Fidelity Securities Lending Cash Central Fund	164,849
Total	$ 203,736
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 393,151,148	$ 393,151,148	$ -	$ -
Consumer Staples	316,466,050	316,466,050	-	-
Energy	329,670,630	329,670,630	-	-
Financials	512,285,914	512,285,914	-	-
Health Care	411,037,138	411,037,138	-	-
Industrials	338,016,491	338,016,491	-	-
Information Technology	563,835,610	563,835,610	-	-
Materials	110,932,366	110,932,366	-	-
Telecommunication Services	76,343,351	76,343,351	-	-
Utilities	99,499,278	99,499,278	-	-
U.S. Government and Government Agency Obligations	2,499,388	-	2,499,388	-
Money Market Funds	127,066,174	127,066,174	-	-
Total Investments in Securities:	$ 3,280,803,538	$ 3,278,304,150	$ 2,499,388	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (205,961)	$ (205,961)	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $1,768,707,655. Net unrealized appreciation aggregated $1,512,095,883, of which $1,675,300,658 related to appreciated investment securities and $163,204,775 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

September 30, 2013

1.808782.109

VIPCON-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,976,364	$ 52,689,864
Hotels, Restaurants & Leisure - 2.0%
Domino's Pizza, Inc.	661,106	44,922,153
Starbucks Corp.	1,431,158	110,156,231
Wynn Resorts Ltd.	585,742	92,553,093
Yum! Brands, Inc.	1,404,938	100,298,524
		347,930,001
Internet & Catalog Retail - 1.2%
Liberty Media Corp. Interactive Series A (a)	5,633,978	132,229,464
priceline.com, Inc. (a)	81,230	82,119,469
		214,348,933
Media - 4.7%
Comcast Corp. Class A	885,606	39,985,111
DIRECTV (a)	1,357,956	81,137,871
Legend Pictures LLC (a)(g)(h)	2,062	3,717,786
Liberty Global PLC Class A (a)	480,745	38,147,116
The Walt Disney Co.	2,589,467	166,994,727
Time Warner Cable, Inc.	431,029	48,102,836
Time Warner, Inc.	2,915,475	191,867,410
Twenty-First Century Fox, Inc. Class A	6,990,728	234,189,388
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	11,499	4,312,125
		808,454,370
Multiline Retail - 0.9%
Dollar General Corp. (a)	2,720,482	153,598,414
Specialty Retail - 1.5%
Lowe's Companies, Inc.	2,157,911	102,738,143
TJX Companies, Inc.	2,850,562	160,743,191
		263,481,334
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	545,387	39,862,336
NIKE, Inc. Class B	1,153,363	83,780,288
Oxford Industries, Inc.	347,271	23,607,483
PVH Corp.	457,474	54,297,589
Under Armour, Inc. Class A (sub. vtg.) (a)	555,830	44,160,694
		245,708,390
TOTAL CONSUMER DISCRETIONARY		2,086,211,306
CONSUMER STAPLES - 9.8%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	261,371	25,927,407
Coca-Cola Bottling Co. CONSOLIDATED	112,072	7,017,949
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	32,849	4,138,317
Coca-Cola Icecek A/S	314,515	8,018,377
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	226,670	8,692,795

	Shares	Value
Constellation Brands, Inc. Class A (sub. vtg.) (a)	506,440	$ 29,069,656
Diageo PLC sponsored ADR	331,872	42,174,294
Embotelladora Andina SA sponsored ADR	255,337	8,390,374
Pernod Ricard SA	375,879	46,675,941
Remy Cointreau SA (d)	312,471	33,298,158
The Coca-Cola Co.	6,912,846	261,858,606
		475,261,874
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	2,741,050	155,554,588
Drogasil SA	600,900	4,969,768
Kroger Co.	2,669,773	107,698,643
Sysco Corp.	493,095	15,695,214
Wal-Mart Stores, Inc.	713,608	52,778,448
		336,696,661
Food Products - 0.7%
Archer Daniels Midland Co.	165,545	6,098,678
Bunge Ltd.	409,032	31,049,619
ConAgra Foods, Inc.	442,000	13,410,280
Green Mountain Coffee Roasters, Inc. (a)	140,019	10,547,631
Mead Johnson Nutrition Co. Class A	489,138	36,323,388
Nestle SA	281,488	19,629,318
		117,058,914
Household Products - 2.0%
Procter & Gamble Co.	4,591,884	347,100,512
Personal Products - 0.1%
L'Oreal SA	72,596	12,467,950
Nu Skin Enterprises, Inc. Class A	90,008	8,617,366
		21,085,316
Tobacco - 2.4%
Altria Group, Inc.	3,673,443	126,182,767
British American Tobacco PLC sponsored ADR	2,399,788	252,337,708
Philip Morris International, Inc.	295,631	25,598,688
Souza Cruz SA	730,800	8,721,590
		412,840,753
TOTAL CONSUMER STAPLES		1,710,044,030
ENERGY - 10.1%
Energy Equipment & Services - 1.9%
Cameron International Corp. (a)	1,390,341	81,154,204
Dril-Quip, Inc. (a)	210,450	24,149,138
Ensco PLC Class A	1,023,151	54,994,366
National Oilwell Varco, Inc.	1,445,890	112,938,468
Ocean Rig UDW, Inc. (United States) (a)	663,700	12,079,340
Oceaneering International, Inc.	234,018	19,011,622
Pacific Drilling SA (a)	540,490	5,988,629
Vantage Drilling Co. (a)	6,359,500	11,001,935
		321,317,702
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	1,666,490	$ 154,966,905
Cabot Oil & Gas Corp.	1,405,900	52,468,188
Chevron Corp.	1,348,220	163,808,730
Cobalt International Energy, Inc. (a)	792,062	19,690,661
Concho Resources, Inc. (a)	517,208	56,277,402
ConocoPhillips Co.	2,845,846	197,814,755
Continental Resources, Inc. (a)	345,950	37,106,597
EOG Resources, Inc.	534,842	90,538,054
Exxon Mobil Corp.	2,693,334	231,734,457
Kinder Morgan Holding Co. LLC	1,185,500	42,168,235
Marathon Oil Corp.	2,892,518	100,891,028
Noble Energy, Inc.	860,300	57,648,703
Peabody Energy Corp.	1,092,796	18,850,731
Phillips 66 Co.	1,664,639	96,249,427
Spectra Energy Corp.	1,424,200	48,750,366
Suncor Energy, Inc.	1,538,460	55,008,477
		1,423,972,716
TOTAL ENERGY		1,745,290,418
FINANCIALS - 16.5%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	858,907	78,229,250
BlackRock, Inc. Class A	238,046	64,420,009
Credit Suisse Group	417,088	12,755,354
Deutsche Bank AG	369,272	16,950,047
E*TRADE Financial Corp. (a)	2,439,627	40,253,846
Evercore Partners, Inc. Class A	325,400	16,019,442
Invesco Ltd.	1,382,223	44,092,914
Morgan Stanley	2,236,387	60,270,630
Northern Trust Corp.	362,601	19,721,868
Oaktree Capital Group LLC Class A	258,400	13,527,240
The Blackstone Group LP	1,364,738	33,968,329
UBS AG	361,213	7,403,219
		407,612,148
Commercial Banks - 2.6%
Barclays PLC	4,254,040	18,180,385
Barclays PLC rights 10/1/13 (a)	912,360	1,192,693
BNP Paribas SA	282,500	19,109,006
Erste Group Bank AG	276,500	8,738,112
Huntington Bancshares, Inc.	4,337,174	35,825,057
Intesa Sanpaolo SpA	7,935,000	16,370,669
KBC Groupe SA	107,734	5,292,837
Mitsubishi UFJ Financial Group, Inc.	2,547,400	16,339,934
Nordea Bank AB	1,158,800	13,974,046
PNC Financial Services Group, Inc.	574,986	41,657,736
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,781,800	21,470,690

	Shares	Value
Societe Generale Series A	630,426	$ 31,411,269
Synovus Financial Corp.	6,386,561	21,075,651
U.S. Bancorp	4,963,163	181,552,503
UniCredit SpA	1,933,600	12,325,983
		444,516,571
Consumer Finance - 2.8%
Capital One Financial Corp.	5,411,703	372,000,464
Discover Financial Services	383,803	19,397,404
SLM Corp.	3,859,076	96,090,992
		487,488,860
Diversified Financial Services - 5.2%
Bank of America Corp.	22,392,039	309,010,138
Citigroup, Inc.	4,461,150	216,410,387
IntercontinentalExchange, Inc. (a)(d)	182,192	33,053,273
JPMorgan Chase & Co.	6,364,513	328,981,677
KBC Ancora (a)	411,678	10,954,982
		898,410,457
Insurance - 2.0%
ACE Ltd.	589,044	55,110,957
Direct Line Insurance Group PLC	9,150,300	31,582,213
esure Group PLC	3,261,214	12,898,012
Fairfax Financial Holdings Ltd. (sub. vtg.)	68,100	27,540,154
Marsh & McLennan Companies, Inc.	1,378,066	60,014,774
MetLife, Inc.	1,830,847	85,958,267
The Travelers Companies, Inc.	659,741	55,926,245
Validus Holdings Ltd.	318,470	11,777,021
		340,807,643
Real Estate Investment Trusts - 1.0%
American Tower Corp.	1,045,333	77,490,535
Equity Lifestyle Properties, Inc.	796,124	27,203,557
Prologis, Inc.	978,638	36,816,362
Sun Communities, Inc.	701,869	29,913,657
		171,424,111
Real Estate Management & Development - 0.5%
Altisource Residential Corp. Class B	1,550,882	35,639,268
CBRE Group, Inc. (a)	2,609,192	60,350,611
		95,989,879
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	238,547	13,303,766
TOTAL FINANCIALS		2,859,553,435
HEALTH CARE - 12.9%
Biotechnology - 3.6%
Actelion Ltd.	236,955	16,821,486
Alexion Pharmaceuticals, Inc. (a)	700,278	81,344,292
Amgen, Inc.	1,541,673	172,574,876
Biogen Idec, Inc. (a)	445,151	107,174,555
CSL Ltd.	411,401	24,562,944
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	3,300,445	$ 207,399,964
Onyx Pharmaceuticals, Inc. (a)	78,100	9,736,727
		619,614,844
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	8,284,877	97,264,456
Covidien PLC	1,576,527	96,073,555
Quidel Corp. (a)(d)	845,991	24,026,144
Stryker Corp.	1,094,016	73,944,541
The Cooper Companies, Inc.	522,431	67,754,076
		359,062,772
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	1,514,520	39,831,876
CIGNA Corp.	1,469,956	112,980,818
HCA Holdings, Inc.	177,524	7,589,151
Henry Schein, Inc. (a)	617,430	64,027,491
McKesson Corp.	472,150	60,576,845
		285,006,181
Life Sciences Tools & Services - 0.7%
Fluidigm Corp. (a)(h)	312,345	6,852,849
Illumina, Inc. (a)	514,772	41,609,021
Thermo Fisher Scientific, Inc.	918,366	84,627,427
		133,089,297
Pharmaceuticals - 4.9%
AbbVie, Inc.	3,141,416	140,515,538
Bristol-Myers Squibb Co.	938,744	43,445,072
Merck & Co., Inc.	1,627,670	77,493,369
Perrigo Co.	559,582	69,041,227
Pfizer, Inc.	9,306,488	267,189,270
Roche Holding AG (participation certificate)	84,698	22,842,751
Shire PLC	630,200	25,210,951
Valeant Pharmaceuticals International, Inc. (Canada) (a)	541,681	56,479,335
Warner Chilcott PLC	3,630,853	82,964,991
Zoetis, Inc. Class A	1,958,053	60,934,609
		846,117,113
TOTAL HEALTH CARE		2,242,890,207
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	1,738,472	144,362,715
Precision Castparts Corp.	380,826	86,538,900
TransDigm Group, Inc.	424,719	58,908,525
United Technologies Corp.	1,610,554	173,649,932
		463,460,072
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	1,139,806	62,643,738

	Shares	Value
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	1,557,052	$ 43,924,437
Stericycle, Inc. (a)	344,599	39,766,725
		83,691,162
Electrical Equipment - 2.9%
AMETEK, Inc.	3,355,637	154,426,415
Eaton Corp. PLC	1,547,385	106,521,983
Hubbell, Inc. Class B	885,078	92,703,070
Roper Industries, Inc.	1,199,597	159,390,453
		513,041,921
Industrial Conglomerates - 1.5%
Danaher Corp.	3,777,855	261,880,909
Machinery - 1.1%
Cummins, Inc.	738,613	98,139,509
Ingersoll-Rand PLC	1,487,449	96,594,938
		194,734,447
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	1,460,900	94,900,064
Road & Rail - 0.3%
J.B. Hunt Transport Services, Inc.	688,371	50,202,897
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc.	336,983	88,191,821
TOTAL INDUSTRIALS		1,812,747,031
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 2.6%
Cisco Systems, Inc.	9,130,682	213,840,572
Juniper Networks, Inc. (a)	4,416,001	87,701,780
Polycom, Inc. (a)	1,259,438	13,753,063
QUALCOMM, Inc.	2,133,438	143,708,384
		459,003,799
Computers & Peripherals - 4.4%
Apple, Inc.	1,221,007	582,115,076
Electronics for Imaging, Inc. (a)	703,685	22,292,741
EMC Corp.	1,323,610	33,831,472
NCR Corp. (a)	3,230,960	127,978,326
		766,217,615
Electronic Equipment & Components - 0.9%
Flextronics International Ltd. (a)	2,867,967	26,069,820
Jabil Circuit, Inc.	2,064,470	44,757,710
TE Connectivity Ltd.	1,636,207	84,722,798
		155,550,328
Internet Software & Services - 3.3%
Demand Media, Inc. (a)	1,192,209	7,534,761
Demandware, Inc. (a)	50,320	2,331,326
eBay, Inc. (a)	2,053,587	114,569,619
Google, Inc. Class A (a)	324,661	284,373,817
Halogen Software, Inc.	587,400	7,983,690
Marketo, Inc. (d)	221,335	7,056,160
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Responsys, Inc. (a)	526,986	$ 8,695,269
Yahoo!, Inc. (a)	4,256,116	141,132,807
		573,677,449
IT Services - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	983,882	80,796,390
Fidelity National Information Services, Inc.	2,533,801	117,669,718
FleetCor Technologies, Inc. (a)	150,700	16,601,112
Lionbridge Technologies, Inc. (a)	722,737	2,666,900
Luxoft Holding, Inc. (e)	295,994	7,834,961
		225,569,081
Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology, Inc. (a)	2,698,726	47,146,743
NXP Semiconductors NV (a)	3,806,455	141,638,191
		188,784,934
Software - 4.8%
Adobe Systems, Inc. (a)	1,506,203	78,232,184
Aspen Technology, Inc. (a)	323,738	11,185,148
Compuware Corp.	1,008,627	11,296,622
Covisint Corp.	393,800	5,036,702
Electronic Arts, Inc. (a)	2,088,494	53,361,022
Guidewire Software, Inc. (a)	639,435	30,123,783
Jive Software, Inc. (a)	1,045,644	13,070,550
Microsoft Corp.	9,007,850	300,051,484
Oracle Corp.	5,404,170	179,256,319
QLIK Technologies, Inc. (a)	213,059	7,295,140
salesforce.com, Inc. (a)	2,235,109	116,024,508
Ubisoft Entertainment SA (a)	1,122,706	17,360,488
Xero Ltd. (a)	288,566	4,544,115
		826,838,065
TOTAL INFORMATION TECHNOLOGY		3,195,641,271
MATERIALS - 3.7%
Chemicals - 3.2%
Airgas, Inc.	1,096,620	116,296,551
Ashland, Inc.	324,420	30,002,362
Eastman Chemical Co.	732,603	57,069,774
Ecolab, Inc.	578,336	57,116,463
FMC Corp.	779,132	55,879,347
LyondellBasell Industries NV Class A	890,094	65,181,584
Monsanto Co.	888,427	92,725,126
Potash Corp. of Saskatchewan, Inc.	617,600	19,312,554

	Shares	Value
PPG Industries, Inc.	124,269	$ 20,760,379
Sigma Aldrich Corp.	480,615	40,996,460
		555,340,600
Construction Materials - 0.2%
Vulcan Materials Co.	801,103	41,505,146
Containers & Packaging - 0.2%
Rock-Tenn Co. Class A	328,914	33,309,121
Metals & Mining - 0.1%
Carpenter Technology Corp.	233,987	13,596,985
TOTAL MATERIALS		643,751,852
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.1%
inContact, Inc. (a)	1,363,217	11,273,805
Level 3 Communications, Inc. (a)	561,815	14,994,842
tw telecom, Inc. (a)	10,500	313,583
Verizon Communications, Inc.	3,375,971	157,522,807
		184,105,037
Wireless Telecommunication Services - 0.8%
Crown Castle International Corp. (a)	61,400	4,484,042
SBA Communications Corp. Class A (a)	1,074,302	86,438,339
T-Mobile U.S., Inc. (a)	1,301,450	33,798,657
Vodafone Group PLC sponsored ADR	573,800	20,186,284
		144,907,322
TOTAL TELECOMMUNICATION SERVICES		329,012,359
UTILITIES - 3.1%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	1,041,129	45,132,942
Duke Energy Corp.	1,474,703	98,480,666
Edison International	538,226	24,790,690
FirstEnergy Corp.	663,872	24,198,134
PPL Corp.	684,300	20,789,034
		213,391,466
Gas Utilities - 0.1%
ONEOK, Inc.	343,741	18,328,270
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,797,852	49,135,295
The AES Corp.	1,534,604	20,394,887
		69,530,182
Multi-Utilities - 1.4%
Ameren Corp.	233,177	8,123,887
CenterPoint Energy, Inc.	2,530,574	60,657,859
Dominion Resources, Inc.	251,931	15,740,649
NiSource, Inc.	799,577	24,698,934
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	1,356,934	$ 55,525,739
Sempra Energy	772,250	66,104,600
		230,851,668
TOTAL UTILITIES		532,101,586
TOTAL COMMON STOCKS (Cost $13,422,496,138)		17,157,243,495
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Jumptap, Inc. Series G (a)(h) (Cost $8,211,980)	1,141,504	12,933,868
Convertible Bonds - 0.0%
	Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $2,044,550)	$ 2,060,000	2,175,875
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.04% 10/3/13 (f) (Cost $14,304,965)	14,305,000	14,304,986
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	185,810,829	$ 185,810,829
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	24,009,058	24,009,058
TOTAL MONEY MARKET FUNDS (Cost $209,819,887)		209,819,887
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $13,656,877,520)		17,396,478,111
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(37,748,862)
NET ASSETS - 100%		$ 17,358,729,249
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
668 CME E-mini S&P 500 Index Contracts	Dec. 2013	$ 55,921,620	$ (134,602)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,509,997.
(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,816,628 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Jumptap, Inc. Series G	6/29/12	$ 8,211,980
Legend Pictures LLC	9/23/10	$ 1,546,500
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 304,599
Fidelity Securities Lending Cash Central Fund	2,001,464
Total	$ 2,306,063
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Luxoft Holding, Inc.	$ -	$ 5,783,686	$ -	$ -	$ 7,834,961
Total	$ -	$ 5,783,686	$ -	$ -	$ 7,834,961
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,099,145,174	$ 2,091,115,263	$ -	$ 8,029,911
Consumer Staples	1,710,044,030	1,664,487,305	45,556,725	-
Energy	1,745,290,418	1,745,290,418	-	-
Financials	2,859,553,435	2,787,924,496	71,628,939	-
Health Care	2,242,890,207	2,217,679,256	25,210,951	-
Industrials	1,812,747,031	1,812,747,031	-	-
Information Technology	3,195,641,271	3,195,641,271	-	-
Materials	643,751,852	643,751,852	-	-
Telecommunication Services	329,012,359	329,012,359	-	-
Utilities	532,101,586	532,101,586	-	-
Corporate Bonds	2,175,875	-	2,175,875	-
U.S. Government and Government Agency Obligations	14,304,986	-	14,304,986	-
Money Market Funds	209,819,887	209,819,887	-	-
Total Investments in Securities:	$ 17,396,478,111	$ 17,229,570,724	$ 158,877,476	$ 8,029,911
Derivative Instruments:
Liabilities
Futures Contracts	$ (134,602)	$ (134,602)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 181,259,302
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $13,711,222,438. Net unrealized appreciation aggregated $3,685,255,673, of which $3,812,598,017 related to appreciated investment securities and $127,342,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2013

1.808784.109

VIPGR-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.6%
Auto Components - 0.2%
Johnson Controls, Inc.	5,524	$ 229,246
Automobiles - 0.2%
Tesla Motors, Inc. (a)	1,300	251,446
Distributors - 0.4%
LKQ Corp. (a)	15,004	478,027
Diversified Consumer Services - 1.1%
H&R Block, Inc.	55,367	1,476,084
Hotels, Restaurants & Leisure - 3.6%
Las Vegas Sands Corp.	10,178	676,023
McDonald's Corp.	8,313	799,794
Starbucks Corp.	19,632	1,511,075
Wyndham Worldwide Corp.	11,891	724,994
Yum! Brands, Inc.	15,982	1,140,955
		4,852,841
Household Durables - 0.3%
Toll Brothers, Inc. (a)	11,900	385,917
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	6,733	2,105,005
priceline.com, Inc. (a)	1,500	1,516,425
		3,621,430
Media - 4.2%
CBS Corp. Class B	20,616	1,137,179
Comcast Corp. Class A	32,059	1,447,464
Twenty-First Century Fox, Inc. Class A	90,272	3,024,112
		5,608,755
Multiline Retail - 0.3%
Dollar General Corp. (a)	8,072	455,745
Specialty Retail - 6.2%
Best Buy Co., Inc.	38,235	1,433,813
Home Depot, Inc.	48,974	3,714,678
Restoration Hardware Holdings, Inc.	16,769	1,062,316
Ross Stores, Inc.	13,192	960,378
Tile Shop Holdings, Inc. (a)	24,832	732,296
Tractor Supply Co.	7,600	510,492
		8,413,973
Textiles, Apparel & Luxury Goods - 1.4%
lululemon athletica, Inc. (a)	1,989	145,376
Michael Kors Holdings Ltd. (a)	6,620	493,322
NIKE, Inc. Class B	14,334	1,041,222
PVH Corp.	1,900	225,511
		1,905,431
TOTAL CONSUMER DISCRETIONARY		27,678,895
CONSUMER STAPLES - 8.7%
Beverages - 2.6%
Beam, Inc.	4,500	290,925

	Shares	Value
Monster Beverage Corp. (a)	4,265	$ 222,846
The Coca-Cola Co.	79,669	3,017,862
		3,531,633
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	18,218	1,033,872
Kroger Co.	16,506	665,852
		1,699,724
Food Products - 2.4%
Bunge Ltd.	18,556	1,408,586
Green Mountain Coffee Roasters, Inc. (a)	3,402	256,273
Mead Johnson Nutrition Co. Class A	4,551	337,957
WhiteWave Foods Co. (d)	63,200	1,262,104
		3,264,920
Tobacco - 2.4%
Altria Group, Inc.	26,292	903,130
Japan Tobacco, Inc.	27,900	1,005,789
Lorillard, Inc.	29,321	1,312,994
		3,221,913
TOTAL CONSUMER STAPLES		11,718,190
ENERGY - 4.5%
Energy Equipment & Services - 3.0%
Ensco PLC Class A	14,650	787,438
Halliburton Co.	19,557	941,670
National Oilwell Varco, Inc.	15,864	1,239,137
Schlumberger Ltd.	11,738	1,037,170
		4,005,415
Oil, Gas & Consumable Fuels - 1.5%
Concho Resources, Inc. (a)	2,493	271,263
Noble Energy, Inc.	8,104	543,049
Pioneer Natural Resources Co.	1,800	339,840
Suncor Energy, Inc.	25,500	911,766
		2,065,918
TOTAL ENERGY		6,071,333
FINANCIALS - 6.8%
Capital Markets - 1.8%
The Blackstone Group LP	51,998	1,294,230
UBS AG (NY Shares)	57,987	1,189,893
		2,484,123
Commercial Banks - 0.6%
Wells Fargo & Co.	21,230	877,224
Consumer Finance - 1.8%
American Express Co.	5,600	422,912
Capital One Financial Corp.	19,600	1,347,304
SLM Corp.	27,104	674,890
		2,445,106
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.9%
Bank of America Corp.	89,554	$ 1,235,845
Citigroup, Inc.	25,964	1,259,514
		2,495,359
Real Estate Investment Trusts - 0.7%
American Tower Corp.	12,439	922,103
TOTAL FINANCIALS		9,223,915
HEALTH CARE - 16.4%
Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc. (a)	13,356	1,551,433
Amgen, Inc.	21,569	2,414,434
Biogen Idec, Inc. (a)	6,400	1,540,864
BioMarin Pharmaceutical, Inc. (a)	6,200	447,764
Celgene Corp. (a)	1,435	220,890
Cubist Pharmaceuticals, Inc.	5,700	362,235
Gilead Sciences, Inc. (a)	44,786	2,814,352
Onyx Pharmaceuticals, Inc. (a)	1,100	137,137
Pharmacyclics, Inc. (a)	5,834	807,542
Theravance, Inc. (a)	32,259	1,319,071
		11,615,722
Health Care Equipment & Supplies - 2.4%
Accuray, Inc. (a)(d)	48,005	354,757
Ansell Ltd.	33,296	648,571
Boston Scientific Corp. (a)	136,976	1,608,098
Intuitive Surgical, Inc. (a)	1,000	376,270
The Cooper Companies, Inc.	1,871	242,650
		3,230,346
Health Care Providers & Services - 0.3%
Catamaran Corp. (a)	8,788	403,716
Health Care Technology - 0.6%
Cerner Corp. (a)	15,182	797,814
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	7,398	597,980
Pharmaceuticals - 4.0%
AbbVie, Inc.	12,065	539,667
Actavis, Inc.	8,513	1,225,872
Bristol-Myers Squibb Co.	20,841	964,521
Perrigo Co.	6,500	801,970
Sanofi SA sponsored ADR	8,100	410,103
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,300	761,148
Warner Chilcott PLC	30,300	692,355
		5,395,636
TOTAL HEALTH CARE		22,041,214

	Shares	Value
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
The Boeing Co.	8,130	$ 955,275
TransDigm Group, Inc.	4,900	679,630
United Technologies Corp.	18,063	1,947,553
		3,582,458
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. Class B	22,132	2,022,201
Airlines - 0.3%
Delta Air Lines, Inc.	15,232	359,323
Building Products - 0.9%
A.O. Smith Corp.	27,872	1,259,814
Construction & Engineering - 1.5%
Quanta Services, Inc. (a)	42,447	1,167,717
URS Corp.	14,646	787,223
		1,954,940
Electrical Equipment - 1.7%
Emerson Electric Co.	15,618	1,010,485
Generac Holdings, Inc.	30,993	1,321,542
		2,332,027
Industrial Conglomerates - 0.3%
General Electric Co.	19,642	469,247
Machinery - 0.7%
Ingersoll-Rand PLC	13,696	889,418
Professional Services - 0.4%
Towers Watson & Co.	5,400	577,584
Road & Rail - 0.9%
CSX Corp.	34,345	884,040
Union Pacific Corp.	2,308	358,525
		1,242,565
TOTAL INDUSTRIALS		14,689,577
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.1%
Cisco Systems, Inc.	16,626	389,381
QUALCOMM, Inc.	37,038	2,494,880
		2,884,261
Computers & Peripherals - 4.6%
Apple, Inc.	10,657	5,080,725
EMC Corp.	41,236	1,053,992
		6,134,717
Electronic Equipment & Components - 0.3%
InvenSense, Inc. (a)	25,608	451,213
Internet Software & Services - 8.9%
eBay, Inc. (a)	10,096	563,256
Facebook, Inc. Class A (a)	86,164	4,328,879
Google, Inc. Class A (a)	6,878	6,024,506
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	1,200	$ 295,272
Rackspace Hosting, Inc. (a)	13,340	703,818
		11,915,731
IT Services - 4.1%
Accenture PLC Class A	3,082	226,958
Amdocs Ltd.	16,478	603,754
Cognizant Technology Solutions Corp. Class A (a)	10,300	845,836
MasterCard, Inc. Class A	2,700	1,816,506
Visa, Inc. Class A	10,916	2,086,048
		5,579,102
Software - 7.5%
Citrix Systems, Inc. (a)	5,701	402,548
Concur Technologies, Inc. (a)(d)	4,035	445,868
Electronic Arts, Inc. (a)	30,213	771,942
Infoblox, Inc. (a)	5,775	241,511
Intuit, Inc.	13,240	877,944
Microsoft Corp.	83,332	2,775,789
Oracle Corp.	26,336	873,565
salesforce.com, Inc. (a)	23,870	1,239,092
ServiceNow, Inc. (a)	4,000	207,800
Splunk, Inc. (a)	10,022	601,721
Workday, Inc. Class A	19,952	1,614,715
		10,052,495
TOTAL INFORMATION TECHNOLOGY		37,017,519
MATERIALS - 3.2%
Chemicals - 2.3%
Eastman Chemical Co.	9,643	751,190
FMC Corp.	11,651	835,610
Monsanto Co.	15,102	1,576,196
		3,162,996

	Shares	Value
Paper & Forest Products - 0.9%
Boise Cascade Co.	45,454	$ 1,224,985
TOTAL MATERIALS		4,387,981
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC sponsored ADR	40,963	1,441,078
TOTAL COMMON STOCKS (Cost $109,116,504)		134,269,702
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.10% (b)	505,566	505,566
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	399,175	399,175
TOTAL MONEY MARKET FUNDS (Cost $904,741)		904,741
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $110,021,245)		135,174,443
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(559,716)
NET ASSETS - 100%		$ 134,614,727
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,396
Fidelity Securities Lending Cash Central Fund	1,814
Total	$ 3,210
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,678,895	$ 27,678,895	$ -	$ -
Consumer Staples	11,718,190	10,712,401	1,005,789	-
Energy	6,071,333	6,071,333	-	-
Financials	9,223,915	9,223,915	-	-
Health Care	22,041,214	22,041,214	-	-
Industrials	14,689,577	14,689,577	-	-
Information Technology	37,017,519	37,017,519	-	-
Materials	4,387,981	4,387,981	-	-
Telecommunication Services	1,441,078	1,441,078	-	-
Money Market Funds	904,741	904,741	-	-
Total Investments in Securities:	$ 135,174,443	$ 134,168,654	$ 1,005,789	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $110,379,309. Net unrealized appreciation aggregated $24,795,134, of which $25,619,922 related to appreciated investment securities and $824,788 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2013

1.808797.109

VVL-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.9%
Johnson Controls, Inc.	6,335	$ 262,903
Automobiles - 1.2%
Ford Motor Co.	15,447	260,591
General Motors Co. (a)	2,800	100,716
		361,307
Diversified Consumer Services - 1.8%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	15,777	328,319
DeVry, Inc. (d)	6,866	209,825
		538,144
Media - 1.3%
DISH Network Corp. Class A	5,831	262,453
Washington Post Co. Class B	195	119,213
		381,666
Specialty Retail - 0.5%
Foot Locker, Inc.	4,100	139,154
TOTAL CONSUMER DISCRETIONARY		1,683,174
CONSUMER STAPLES - 6.8%
Beverages - 0.2%
PepsiCo, Inc.	1,000	79,500
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	4,980	282,615
Wal-Mart Stores, Inc.	4,973	367,803
		650,418
Food Products - 2.5%
Kraft Foods Group, Inc.	7,268	381,134
Mondelez International, Inc.	11,480	360,702
		741,836
Household Products - 1.9%
Procter & Gamble Co.	7,420	560,878
TOTAL CONSUMER STAPLES		2,032,632
ENERGY - 14.4%
Energy Equipment & Services - 1.4%
Cameron International Corp. (a)	3,713	216,728
Halliburton Co.	4,078	196,356
		413,084
Oil, Gas & Consumable Fuels - 13.0%
Anadarko Petroleum Corp.	4,652	432,589
Apache Corp.	9,101	774,859
Chevron Corp.	5,592	679,428
Exxon Mobil Corp.	12,942	1,113,530
Occidental Petroleum Corp.	9,220	862,439
		3,862,845
TOTAL ENERGY		4,275,929

	Shares	Value
FINANCIALS - 25.4%
Capital Markets - 5.3%
Ares Capital Corp.	9,596	$ 165,915
Bank of New York Mellon Corp.	7,100	214,349
Carlyle Group LP	5,600	144,032
E*TRADE Financial Corp. (a)	21,950	362,175
Goldman Sachs Group, Inc.	1,061	167,861
Raymond James Financial, Inc.	4,592	191,349
State Street Corp.	5,147	338,415
		1,584,096
Commercial Banks - 6.7%
Fifth Third Bancorp	21,453	387,012
KeyCorp	44,664	509,170
U.S. Bancorp	7,913	289,458
Wells Fargo & Co.	14,855	613,809
Zions Bancorporation	6,713	184,070
		1,983,519
Consumer Finance - 1.7%
Capital One Financial Corp.	7,400	508,676
Diversified Financial Services - 6.8%
Bank of America Corp.	33,012	455,566
Citigroup, Inc.	16,831	816,472
JPMorgan Chase & Co.	14,397	744,181
		2,016,219
Insurance - 4.9%
Allstate Corp.	4,100	207,255
American International Group, Inc.	5,000	243,150
Assurant, Inc.	1,619	87,588
Fidelity National Financial, Inc. Class A	10,460	278,236
MetLife, Inc.	900	42,255
Reinsurance Group of America, Inc.	1,918	128,487
The Chubb Corp.	2,138	190,838
XL Group PLC Class A	8,558	263,758
		1,441,567
TOTAL FINANCIALS		7,534,077
HEALTH CARE - 11.7%
Health Care Providers & Services - 1.0%
HCA Holdings, Inc.	4,349	185,920
WellPoint, Inc.	1,500	125,415
		311,335
Pharmaceuticals - 10.7%
Merck & Co., Inc.	23,842	1,135,118
Pfizer, Inc.	44,533	1,278,542
Zoetis, Inc. Class A	24,137	751,143
		3,164,803
TOTAL HEALTH CARE		3,476,138
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.3%
Aerospace & Defense - 1.3%
Textron, Inc.	14,458	$ 399,185
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	2,062	119,967
Industrial Conglomerates - 4.6%
General Electric Co.	56,919	1,359,793
TOTAL INDUSTRIALS		1,878,945
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.9%
Cisco Systems, Inc.	23,811	557,654
Computers & Peripherals - 0.3%
Hewlett-Packard Co.	4,993	104,753
Internet Software & Services - 1.2%
Yahoo!, Inc. (a)	10,674	353,950
IT Services - 0.5%
Global Payments, Inc.	2,891	147,672
Office Electronics - 1.6%
Xerox Corp.	46,181	475,202
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	7,600	197,676
Intel Corp.	3,423	78,455
		276,131
Software - 5.5%
Activision Blizzard, Inc.	27,815	463,676
Comverse, Inc.	4,738	151,379
Microsoft Corp.	6,100	203,191
Symantec Corp.	16,967	419,933
Verint Systems, Inc. (a)	10,404	385,572
		1,623,751
TOTAL INFORMATION TECHNOLOGY		3,539,113
MATERIALS - 4.6%
Chemicals - 2.0%
The Dow Chemical Co.	7,840	301,056
The Mosaic Co.	7,085	304,797
		605,853
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	5,225	220,913
Metals & Mining - 1.9%
Freeport-McMoRan Copper & Gold, Inc.	3,336	110,355
Newmont Mining Corp.	15,583	437,882
		548,237
TOTAL MATERIALS		1,375,003

	Shares	Value
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	11,701	$ 395,728
Level 3 Communications, Inc. (a)	5,288	141,137
tw telecom, Inc. (a)	3,743	111,785
		648,650
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	10,059	261,232
TOTAL TELECOMMUNICATION SERVICES		909,882
UTILITIES - 1.4%
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	8,500	203,745
Sempra Energy	2,611	223,502
		427,247
TOTAL COMMON STOCKS (Cost $24,564,077)		27,132,140
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 11/29/13 to 12/12/13 (e) (Cost $34,999)	$ 35,000	34,999
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	2,234,844	2,234,844
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	534,117	534,117
TOTAL MONEY MARKET FUNDS (Cost $2,768,961)		2,768,961
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $27,368,037)	29,936,100
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(224,234)
NET ASSETS - 100%	$ 29,711,866
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 ICE Russell 1000 Value Index Contracts	Dec. 2013	$ 1,267,950	$ (15,394)

The face value of futures purchased as a percentage of net assets is 4.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,692
Fidelity Securities Lending Cash Central Fund	6,912
Total	$ 8,604
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,683,174	$ 1,683,174	$ -	$ -
Consumer Staples	2,032,632	2,032,632	-	-
Energy	4,275,929	4,275,929	-	-
Financials	7,534,077	7,534,077	-	-
Health Care	3,476,138	3,476,138	-	-
Industrials	1,878,945	1,878,945	-	-
Information Technology	3,539,113	3,539,113	-	-
Materials	1,375,003	1,375,003	-	-
Telecommunication Services	909,882	909,882	-	-
Utilities	427,247	427,247	-	-
U.S. Government and Government Agency Obligations	34,999	-	34,999	-
Money Market Funds	2,768,961	2,768,961	-	-
Total Investments in Securities:	$ 29,936,100	$ 29,901,101	$ 34,999	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (15,394)	$ (15,394)	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $27,827,001. Net unrealized appreciation aggregated $2,109,099, of which $3,716,050 related to appreciated investment securities and $1,606,951 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2013

1.822576.108

VIPCAP-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 0.9%
CSL Ltd.	5,297	$ 316,261
Fortescue Metals Group Ltd.	60,015	265,943
SEEK Ltd.	19,507	216,193
TOTAL AUSTRALIA		798,397
Austria - 0.3%
Andritz AG	4,202	247,028
Bailiwick of Jersey - 1.2%
Experian PLC	16,801	320,134
Wolseley PLC	5,731	296,615
WPP PLC	17,500	359,626
TOTAL BAILIWICK OF JERSEY		976,375
Belgium - 1.3%
Ageas	4,900	198,471
Anheuser-Busch InBev SA NV	5,568	552,333
KBC Groupe SA	6,302	309,609
TOTAL BELGIUM		1,060,413
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	2,100	269,766
Invesco Ltd.	7,100	226,490
Signet Jewelers Ltd.	2,871	205,707
TOTAL BERMUDA		701,963
Brazil - 3.1%
BM&F Bovespa SA	45,600	254,716
BR Malls Participacoes SA	28,100	254,844
CCR SA	27,200	212,931
Cielo SA	11,040	298,578
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	9,400	360,490
Iguatemi Empresa de Shopping Centers SA	22,800	250,087
Multiplan Empreendimentos Imobiliarios SA	10,900	260,660
Qualicorp SA (a)	23,400	213,802
Souza Cruz SA	20,900	249,427
Ultrapar Participacoes SA	10,700	263,891
TOTAL BRAZIL		2,619,426
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,600	286,794
Canadian National Railway Co.	3,900	395,168
Canadian Pacific Railway Ltd.	2,600	320,794
CGI Group, Inc. Class A (sub. vtg.) (a)	7,900	277,254
Cineplex, Inc.	5,300	196,605
Constellation Software, Inc.	1,150	202,759
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,400	354,507
TOTAL CANADA		2,033,881

	Shares	Value
Cayman Islands - 2.4%
Baidu.com, Inc. sponsored ADR (a)	1,400	$ 217,252
Baoxin Auto Group Ltd.	234,500	218,297
Bitauto Holdings Ltd. ADR (a)	13,835	223,020
Lifestyle International Holdings Ltd.	87,000	185,085
New Oriental Education & Technology Group, Inc. sponsored ADR	7,500	186,750
Sands China Ltd.	47,000	290,572
SouFun Holdings Ltd. ADR	4,700	242,708
Tencent Holdings Ltd.	8,000	419,603
TOTAL CAYMAN ISLANDS		1,983,287
China - 0.7%
China Merchants Bank Co. Ltd. (H Shares)	125,000	227,246
China Minsheng Banking Corp. Ltd. (H Shares)	193,000	230,677
Travelsky Technology Ltd. (H Shares)	146,000	117,276
TOTAL CHINA		575,199
Denmark - 0.6%
Novo Nordisk A/S Series B sponsored ADR	3,100	524,582
Finland - 0.7%
Kone Oyj (B Shares)	3,500	312,272
Nokian Tyres PLC	4,786	243,062
TOTAL FINLAND		555,334
France - 7.2%
Air Liquide SA	3,080	428,970
AXA SA	17,400	403,115
Bureau Veritas SA	9,100	286,845
Casino Guichard Perrachon SA	1,975	203,517
Danone SA	5,300	398,945
Dassault Systemes SA	1,824	243,503
Edenred SA	7,700	250,007
Kering SA	1,300	291,329
L'Oreal SA	2,300	395,012
LVMH Moet Hennessy - Louis Vuitton SA	2,255	444,179
Pernod Ricard SA	2,900	360,116
Publicis Groupe SA	4,100	326,256
Safran SA	4,700	289,530
Sanofi SA	8,127	823,077
Schneider Electric SA	5,129	433,742
Sodexo SA	3,100	289,249
Zodiac Aerospace	1,600	254,660
TOTAL FRANCE		6,122,052
Germany - 6.5%
adidas AG	3,100	336,262
BASF AG	6,629	635,834
Bayer AG	5,800	683,904
Bayerische Motoren Werke AG (BMW)	3,844	413,272
Brenntag AG	1,700	282,996
Continental AG	1,700	288,171
Common Stocks - continued
	Shares	Value
Germany - continued
CTS Eventim AG	4,622	$ 203,844
Fresenius SE & Co. KGaA	2,600	322,969
GEA Group AG	5,620	230,790
Henkel AG & Co. KGaA	4,408	390,421
Hugo Boss AG	1,900	245,783
KUKA AG	4,571	198,039
Linde AG	2,100	415,920
ProSiebenSat.1 Media AG	5,200	220,893
Rational AG	400	119,321
SAP AG	7,189	531,663
TOTAL GERMANY		5,520,082
Hong Kong - 1.2%
AIA Group Ltd.	92,200	433,308
Galaxy Entertainment Group Ltd. (a)	40,000	280,561
Techtronic Industries Co. Ltd.	99,000	257,842
TOTAL HONG KONG		971,711
India - 3.8%
Amara Raja Batteries Ltd.	46,206	214,678
Axis Bank Ltd.	15,923	256,399
Bajaj Auto Ltd.	7,065	224,338
Bharat Heavy Electricals Ltd.	96,909	212,738
Grasim Industries Ltd.	2,985	126,825
Grasim Industries Ltd. sponsored GDR	1,855	78,225
HDFC Bank Ltd.	32,942	313,014
Housing Development Finance Corp. Ltd.	27,951	341,293
ITC Ltd.	48,608	264,358
State Bank of India	7,531	194,309
Sun Pharmaceutical Industries Ltd.	22,178	210,229
Sun TV Ltd.	37,443	235,223
Tata Consultancy Services Ltd.	9,312	286,814
Titan Industries Ltd.	63,147	234,165
TOTAL INDIA		3,192,608
Indonesia - 2.7%
PT ACE Hardware Indonesia Tbk	2,888,000	174,577
PT Astra International Tbk	481,500	268,194
PT Bank Central Asia Tbk	291,000	251,296
PT Bank Rakyat Indonesia Tbk	408,000	255,441
PT Global Mediacom Tbk	1,383,000	230,501
PT Gudang Garam Tbk	58,000	175,303
PT Indocement Tunggal Prakarsa Tbk	122,000	189,638
PT Jasa Marga Tbk	381,500	171,313
PT Semen Gresik (Persero) Tbk	189,500	212,738
PT Surya Citra Media Tbk	760,500	167,468
PT Tower Bersama Infrastructure Tbk	397,000	200,557
TOTAL INDONESIA		2,297,026
Ireland - 1.0%
Accenture PLC Class A	2,992	220,331
Kerry Group PLC Class A	3,700	225,024

	Shares	Value
Paddy Power PLC (Ireland)	2,100	$ 168,328
Warner Chilcott PLC	8,333	190,409
TOTAL IRELAND		804,092
Italy - 0.7%
Azimut Holding SpA	9,200	210,217
Pirelli & C SpA	15,000	195,318
Prada SpA	22,500	218,011
TOTAL ITALY		623,546
Japan - 12.6%
Bridgestone Corp.	9,800	359,155
Daihatsu Motor Co. Ltd.	11,000	213,770
Daikin Industries Ltd.	5,500	293,556
Daito Trust Construction Co. Ltd.	3,000	300,220
DENSO Corp.	7,300	342,530
Dentsu, Inc.	7,400	282,290
Fanuc Corp.	2,400	397,745
Fuji Heavy Industries Ltd.	12,000	334,388
Hino Motors Ltd.	16,000	237,127
Hoya Corp.	10,500	248,375
Isuzu Motors Ltd.	44,000	291,673
Japan Tobacco, Inc.	12,200	439,807
JGC Corp.	6,000	217,229
Kansai Paint Co. Ltd.	17,000	225,917
KDDI Corp. ADR	26,000	332,540
Keyence Corp.	980	372,884
Makita Corp.	4,500	262,185
Miraca Holdings, Inc.	5,400	241,337
MS&AD Insurance Group Holdings, Inc.	10,400	272,591
Nomura Research Institute Ltd.	5,700	198,017
Obic Co. Ltd.	6,900	223,178
ORIX Corp.	21,400	349,846
Park24 Co. Ltd.	11,500	204,639
Rakuten, Inc.	15,700	238,319
SHIMANO, Inc.	2,700	241,463
Ship Healthcare Holdings, Inc.	4,500	175,529
SMC Corp.	1,300	310,265
SoftBank Corp.	7,000	486,133
Sumitomo Mitsui Financial Group, Inc. ADR (d)	48,942	476,206
Sumitomo Mitsui Trust Holdings, Inc.	70,000	347,905
Sumitomo Rubber Industries Ltd.	13,800	213,601
Tokio Marine Holdings, Inc.	9,700	318,015
Toshiba Plant Systems & Services Corp.	12,000	199,338
Tsuruha Holdings, Inc.	2,100	185,282
Unicharm Corp.	4,000	234,085
USS Co. Ltd.	19,300	279,451
Yahoo! Japan Corp.	50,700	288,471
TOTAL JAPAN		10,635,062
Korea (South) - 0.3%
Hyundai Mobis	1,076	286,391
Common Stocks - continued
	Shares	Value
Luxembourg - 0.3%
RTL Group	2,100	$ 212,790
Mexico - 1.5%
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	2,800	271,852
Grupo Aeroportuario del Pacifico SA de CV Series B	36,000	183,637
Grupo Financiero Banorte S.A.B. de CV Series O	44,500	277,855
Grupo Mexico SA de CV Series B	83,100	248,357
Grupo Televisa SA de CV (CPO) sponsored ADR	9,300	259,935
TOTAL MEXICO		1,241,636
Netherlands - 1.6%
AEGON NV	31,900	236,036
European Aeronautic Defence and Space Co. (EADS) NV	6,000	382,275
Heineken Holding NV (A Shares)	5,200	328,913
ING Groep NV (Certificaten Van Aandelen) (a)	37,700	427,781
TOTAL NETHERLANDS		1,375,005
Nigeria - 0.2%
Guaranty Trust Bank PLC	1,249,966	194,538
Panama - 0.2%
Copa Holdings SA Class A	1,500	208,005
Philippines - 1.4%
Alliance Global Group, Inc.	429,400	232,108
LT Group, Inc.	447,300	185,196
Security Bank Corp.	82,970	250,198
SM Investments Corp.	14,932	267,900
SM Prime Holdings, Inc.	580,000	213,723
TOTAL PHILIPPINES		1,149,125
Russia - 0.8%
Magnit OJSC GDR (Reg. S)	4,800	296,400
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	33,000	397,650
TOTAL RUSSIA		694,050
Singapore - 0.2%
Raffles Medical Group Ltd.	55,000	138,097
South Africa - 1.7%
Aspen Pharmacare Holdings Ltd.	7,700	201,506
Discovery Ltd.	24,300	196,235
Life Healthcare Group Holdings Ltd.	61,300	218,208
Mr Price Group Ltd.	17,500	242,362
Naspers Ltd. Class N	3,700	342,146
Shoprite Holdings Ltd.	15,080	248,423
TOTAL SOUTH AFRICA		1,448,880
Spain - 1.9%
Amadeus IT Holding SA Class A	8,600	304,824

	Shares	Value
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	45,800	$ 512,044
Grifols SA ADR	7,000	211,960
Inditex SA	2,331	359,183
Viscofan Envolturas Celulosicas SA	3,700	211,584
TOTAL SPAIN		1,599,595
Sweden - 1.6%
ASSA ABLOY AB (B Shares)	6,400	293,774
Atlas Copco AB (A Shares)	12,700	371,908
Hexagon AB (B Shares)	7,700	232,197
Investment AB Kinnevik	6,800	235,424
Svenska Cellulosa AB (SCA) (B Shares)	9,700	244,511
TOTAL SWEDEN		1,377,814
Switzerland - 5.2%
Compagnie Financiere Richemont SA Series A	4,220	422,770
Nestle SA	18,750	1,307,511
Partners Group Holding AG	1,130	277,018
Schindler Holding AG (Reg.)	2,050	297,860
SGS SA (Reg.)	130	310,356
Sika AG (Bearer)	77	224,440
Swatch Group AG (Bearer)	560	360,391
Syngenta AG (Switzerland)	1,022	417,699
TE Connectivity Ltd.	3,700	191,586
UBS AG (NY Shares)	29,500	605,340
TOTAL SWITZERLAND		4,414,971
Thailand - 1.3%
Airports of Thailand PCL (For. Reg.)	34,100	205,461
BEC World PCL (For. Reg.)	97,200	176,318
Kasikornbank PCL (For. Reg.)	49,500	279,263
Major Cineplex Group PCL (For. Reg.)	282,700	168,075
Thai Beverage PCL	595,000	260,851
TOTAL THAILAND		1,089,968
Turkey - 0.9%
Coca-Cola Icecek A/S	8,000	203,955
Koc Holding A/S	57,000	262,984
Turkiye Garanti Bankasi A/S	74,091	291,955
TOTAL TURKEY		758,894
United Kingdom - 15.4%
Aberdeen Asset Management PLC	45,600	279,489
Ashtead Group PLC	23,900	238,147
Associated British Foods PLC	7,500	227,779
Berkeley Group Holdings PLC	7,241	242,889
British American Tobacco PLC (United Kingdom)	14,000	736,810
British Sky Broadcasting Group PLC	20,000	281,689
Burberry Group PLC	10,900	288,336
Compass Group PLC	25,500	350,897
Countrywide PLC	21,000	178,484
Crest Nicholson PLC (a)	37,200	199,760
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Croda International PLC	5,700	$ 244,996
Diageo PLC sponsored ADR	4,300	546,444
Elementis PLC	54,436	211,239
Filtrona PLC	16,500	199,938
Galiform PLC	38,352	180,987
Halma PLC	23,500	215,520
IMI PLC	9,900	233,194
InterContinental Hotel Group PLC ADR	9,293	271,449
Intertek Group PLC	5,300	283,575
ITV PLC	104,454	296,433
Johnson Matthey PLC	5,616	255,296
Kingfisher PLC	44,400	277,382
Legal & General Group PLC	79,584	252,781
Lloyds Banking Group PLC (a)	376,600	448,399
Meggitt PLC	31,600	280,853
Next PLC	3,500	292,373
Oxford Instruments PLC	10,200	208,061
Persimmon PLC	14,400	253,170
Prudential PLC	22,251	413,962
Reckitt Benckiser Group PLC	5,800	424,411
Rexam PLC	32,780	255,573
Rightmove PLC	5,216	200,043
Rolls-Royce Group PLC	21,400	385,246
Rotork PLC	4,900	216,322
SABMiller PLC	7,900	402,032
Schroders PLC	6,400	266,898
Spectris PLC	6,100	217,849
Standard Chartered PLC (United Kingdom)	21,836	523,538
Taylor Wimpey PLC	138,731	225,490
The Weir Group PLC	7,200	271,587
Travis Perkins PLC	9,800	261,776
Unilever PLC	19,200	746,501
Whitbread PLC	5,241	251,485
TOTAL UNITED KINGDOM		13,039,083
United States of America - 13.5%
AbbVie, Inc.	3,980	178,025
Affiliated Managers Group, Inc. (a)	1,300	237,432
AMETEK, Inc.	4,400	202,488
Amgen, Inc.	2,000	223,880
Amphenol Corp. Class A	2,530	195,771
AutoZone, Inc. (a)	500	211,365
BlackRock, Inc. Class A	900	243,558
Carlyle Group LP	7,700	198,044
CBS Corp. Class B	3,915	215,951
Colgate-Palmolive Co.	3,540	209,922
Comcast Corp. Class A	4,100	185,115
Danaher Corp.	3,500	242,620
Estee Lauder Companies, Inc. Class A	3,096	216,410
FMC Corp.	3,100	222,332
Google, Inc. Class A (a)	200	175,182

	Shares	Value
Home Depot, Inc.	2,689	$ 203,961
IBM Corp.	1,000	185,180
KKR & Co. LP	10,200	209,916
L Brands, Inc.	3,518	214,950
Las Vegas Sands Corp.	3,358	223,038
Lincoln National Corp.	4,600	193,154
Lorillard, Inc.	4,300	192,554
Lowe's Companies, Inc.	4,400	209,484
MasterCard, Inc. Class A	360	242,201
McGraw-Hill Companies, Inc.	3,411	223,727
Mead Johnson Nutrition Co. Class A	2,983	221,518
MetLife, Inc.	4,000	187,800
Mettler-Toledo International, Inc. (a)	900	216,081
Microsoft Corp.	5,400	179,874
Monsanto Co.	2,000	208,740
Moody's Corp.	3,420	240,529
Mylan, Inc. (a)	5,114	195,201
NIKE, Inc. Class B	2,900	210,656
Oracle Corp.	5,800	192,386
PetSmart, Inc.	2,400	183,024
Philip Morris International, Inc.	2,800	242,452
PPG Industries, Inc.	1,445	241,402
Precision Castparts Corp.	887	201,562
priceline.com, Inc. (a)	240	242,628
Rockwell Automation, Inc.	2,146	229,493
Roper Industries, Inc.	1,700	225,879
Sherwin-Williams Co.	1,400	255,052
Sirona Dental Systems, Inc. (a)	2,700	180,711
The Blackstone Group LP	9,900	246,411
The Walt Disney Co.	3,240	208,948
Time Warner, Inc.	3,500	230,335
Union Pacific Corp.	1,300	201,942
United Technologies Corp.	2,011	216,826
Varian Medical Systems, Inc. (a)	2,375	177,484
Visa, Inc. Class A	1,100	210,210
Waters Corp. (a)	1,800	191,178
Williams-Sonoma, Inc.	3,300	185,460
Yahoo!, Inc. (a)	5,800	192,328
Yum! Brands, Inc.	2,870	204,889
TOTAL UNITED STATES OF AMERICA		11,377,259
TOTAL COMMON STOCKS (Cost $70,854,441)		82,848,165
Nonconvertible Preferred Stocks - 0.9%

Brazil - 0.3%
Itausa-Investimentos Itau SA (PN)	68,100	276,542
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - 0.6%
Porsche Automobil Holding SE (Germany)	2,828	$ 247,151
Sartorius AG (non-vtg.)	2,155	240,695
TOTAL GERMANY		487,846
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $705,306)		764,388
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.10% (b)	1,364,219	1,364,219
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	501,225	501,225
TOTAL MONEY MARKET FUNDS (Cost $1,865,444)		1,865,444
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $73,425,191)		85,477,997
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(995,063)
NET ASSETS - 100%		$ 84,482,934
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 972
Fidelity Securities Lending Cash Central Fund	18,672
Total	$ 19,644
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,015,807	$ 16,859,541	$ 3,156,266	$ -
Consumer Staples	12,446,943	8,244,614	4,202,329	-
Energy	263,891	263,891	-	-
Financials	16,221,465	12,793,696	3,427,769	-
Health Care	6,429,632	5,189,689	1,239,943	-
Industrials	14,095,656	11,973,572	2,122,084	-
Information Technology	7,554,855	5,692,267	1,862,588	-
Materials	5,565,074	4,794,633	770,441	-
Telecommunication Services	1,019,230	533,097	486,133	-
Money Market Funds	1,865,444	1,865,444	-	-
Total Investments in Securities:	$ 85,477,997	$ 68,210,444	$ 17,267,553	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 18,348,229
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $73,659,032. Net unrealized appreciation aggregated $11,818,965, of which $13,070,731 related to appreciated investment securities and $1,251,766 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

September 30, 2013

1.837324.107

VDSC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 1.7%
Dana Holding Corp.	55,409	$ 1,265,542
Drew Industries, Inc.	3,716	169,227
Gentherm, Inc. (a)	6,599	125,909
Remy International, Inc.	8,659	175,258
Standard Motor Products, Inc.	14,572	468,636
Stoneridge, Inc. (a)	8,546	92,382
Superior Industries International, Inc.	3,464	61,763
Tenneco, Inc. (a)	8,068	407,434
Tower International, Inc. (a)	15,514	310,125
		3,076,276
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,282	85,176
VOXX International Corp. (a)	10,412	142,644
		227,820
Diversified Consumer Services - 0.6%
Bridgepoint Education, Inc. (a)	9,596	173,112
Hillenbrand, Inc.	19,527	534,454
LifeLock, Inc.	25,224	374,072
		1,081,638
Hotels, Restaurants & Leisure - 4.5%
Bloomin' Brands, Inc. (a)	32,818	774,833
CEC Entertainment, Inc.	2,304	105,661
Cracker Barrel Old Country Store, Inc.	3,696	381,575
DineEquity, Inc.	2,641	182,229
Jack in the Box, Inc. (a)	23,949	957,960
Krispy Kreme Doughnuts, Inc. (a)	44,902	868,405
Marcus Corp.	3,623	52,642
Marriott Vacations Worldwide Corp. (a)	20,859	917,796
Multimedia Games Holding Co., Inc. (a)	27,735	958,244
Papa John's International, Inc.	8,470	591,884
Pinnacle Entertainment, Inc. (a)	40,924	1,025,146
Scientific Games Corp. Class A (a)	10,999	177,854
Sonic Corp. (a)	13,838	245,625
Texas Roadhouse, Inc. Class A	38,639	1,015,433
		8,255,287
Household Durables - 0.5%
Flexsteel Industries, Inc.	17,906	447,113
Helen of Troy Ltd. (a)	2,451	108,334
NACCO Industries, Inc. Class A	8,058	446,574
		1,002,021
Internet & Catalog Retail - 0.2%
Overstock.com, Inc. (a)(d)	9,909	294,000
Leisure Equipment & Products - 0.5%
Smith & Wesson Holding Corp. (a)(d)	85,388	938,414
Media - 2.3%
Belo Corp. Series A	12,036	164,893
Dex Media, Inc. (a)	13,730	111,625
E.W. Scripps Co. Class A (a)	36,522	670,179

	Shares	Value
Entravision Communication Corp. Class A	95,494	$ 563,415
Global Sources Ltd. (a)	31,706	235,259
Harte-Hanks, Inc.	5,637	49,775
Loral Space & Communications Ltd.	5,827	394,663
Media General, Inc. Class A (a)(d)	7,285	103,884
Nexstar Broadcasting Group, Inc. Class A	14,151	629,790
Sinclair Broadcast Group, Inc. Class A	37,131	1,244,631
		4,168,114
Specialty Retail - 2.4%
Big 5 Sporting Goods Corp.	43,924	706,298
Brown Shoe Co., Inc.	7,155	167,928
Christopher & Banks Corp. (a)	12,500	90,125
Destination Maternity Corp.	5,642	179,416
Express, Inc. (a)	49,892	1,176,952
Finish Line, Inc. Class A	8,776	218,259
Haverty Furniture Companies, Inc.	3,285	80,581
Sears Hometown & Outlet Stores, Inc. (a)	12,002	381,064
The Cato Corp. Class A (sub. vtg.)	10,042	280,975
The Children's Place Retail Stores, Inc. (a)	6,559	379,504
The Men's Wearhouse, Inc.	25,464	867,049
		4,528,151
Textiles, Apparel & Luxury Goods - 0.3%
Movado Group, Inc.	11,766	514,763
Perry Ellis International, Inc.	4,496	84,705
		599,468
TOTAL CONSUMER DISCRETIONARY		24,171,189
CONSUMER STAPLES - 5.6%
Beverages - 0.0%
Coca-Cola Bottling Co. CONSOLIDATED	906	56,734
Food & Staples Retailing - 1.6%
Andersons, Inc.	13,856	968,534
Harris Teeter Supermarkets, Inc.	5,276	259,526
Rite Aid Corp. (a)	272,748	1,298,273
United Natural Foods, Inc. (a)	6,853	460,659
		2,986,992
Food Products - 3.0%
Cal-Maine Foods, Inc.	10,987	528,475
Chiquita Brands International, Inc. (a)	18,986	240,363
Fresh Del Monte Produce, Inc.	24,630	731,018
J&J Snack Foods Corp.	6,395	516,204
Lancaster Colony Corp.	1,264	98,959
Omega Protein Corp. (a)	10,909	110,945
Pilgrims Pride Corp. (a)	54,967	922,896
Sanderson Farms, Inc.	16,299	1,063,347
Seneca Foods Corp. Class A (a)	3,352	100,862
TreeHouse Foods, Inc. (a)	17,058	1,139,986
		5,453,055
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Orchids Paper Products Co. (d)	8,647	$ 239,262
WD-40 Co.	1,488	96,571
		335,833
Personal Products - 0.8%
Inter Parfums, Inc.	3,514	105,385
MediFast, Inc. (a)	7,048	189,521
Nature's Sunshine Products, Inc.	3,269	62,340
Nu Skin Enterprises, Inc. Class A	9,082	869,511
Nutraceutical International Corp.	964	22,885
Prestige Brands Holdings, Inc. (a)	9,901	298,218
		1,547,860
TOTAL CONSUMER STAPLES		10,380,474
ENERGY - 4.4%
Energy Equipment & Services - 2.1%
Bristow Group, Inc.	3,914	284,783
Dril-Quip, Inc. (a)	8,286	950,819
Exterran Holdings, Inc. (a)	23,278	641,774
Gulf Island Fabrication, Inc.	3,950	96,815
Hercules Offshore, Inc. (a)	135,198	996,409
ION Geophysical Corp. (a)	24,573	127,780
Matrix Service Co. (a)	10,557	207,128
Newpark Resources, Inc. (a)	14,400	182,304
Parker Drilling Co. (a)	10,685	60,905
RigNet, Inc. (a)	5,699	206,418
Tesco Corp. (a)	8,060	133,554
		3,888,689
Oil, Gas & Consumable Fuels - 2.3%
Adams Resources & Energy, Inc.	445	24,702
Alon U.S.A. Energy, Inc.	47,806	488,099
Cloud Peak Energy, Inc. (a)	11,102	162,866
CVR Energy, Inc.	18,974	730,878
Delek U.S. Holdings, Inc.	43,295	913,092
Green Plains Renewable Energy, Inc.	9,923	159,264
Renewable Energy Group, Inc. (a)	48,930	741,290
Rex American Resources Corp. (a)	7,649	235,130
VAALCO Energy, Inc. (a)	32,076	178,984
Warren Resources, Inc. (a)	1,909	5,593
Western Refining, Inc. (d)	22,266	668,871
		4,308,769
TOTAL ENERGY		8,197,458
FINANCIALS - 20.6%
Capital Markets - 2.1%
American Capital Ltd. (a)	57,543	791,216
Arlington Asset Investment Corp.	5,143	122,301
BGC Partners, Inc. Class A	18,675	105,514

	Shares	Value
Calamos Asset Management, Inc. Class A	4,541	$ 45,365
Evercore Partners, Inc. Class A	17,470	860,048
FBR & Co. (a)	1,703	45,657
FXCM, Inc. Class A (d)	13,570	268,008
Investment Technology Group, Inc. (a)	7,854	123,465
MCG Capital Corp.	18,645	93,971
New Mountain Finance Corp.	4,633	66,762
Piper Jaffray Companies (a)	7,338	251,620
TCP Capital Corp.	35,687	578,843
Virtus Investment Partners, Inc. (a)	2,868	466,452
		3,819,222
Commercial Banks - 6.0%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	17,228	429,322
BancorpSouth, Inc.	11,425	227,815
Bank of Marin Bancorp	1,403	58,295
Banner Bank	18,989	724,620
BBCN Bancorp, Inc.	7,765	106,846
BNC Bancorp	4,769	63,618
Central Pacific Financial Corp.	15,909	281,589
Citizens & Northern Corp.	2,889	57,607
Customers Bancorp, Inc. (a)	13,633	219,491
Eagle Bancorp, Inc., Maryland	4,787	135,424
First Bancorp, Puerto Rico (a)	133,886	760,472
First Community Bancshares, Inc.	3,673	60,054
First Financial Holdings, Inc.	2,218	122,345
First Interstate Bancsystem, Inc.	1,268	30,622
First Merchants Corp.	17,168	297,521
FirstMerit Corp.	26,779	581,372
Flushing Financial Corp.	7,626	140,700
Hanmi Financial Corp.	34,087	564,822
Home Bancshares, Inc.	2,469	74,984
International Bancshares Corp.	5,572	120,522
MainSource Financial Group, Inc.	1,915	29,089
MB Financial, Inc.	31,737	896,253
Mercantile Bank Corp.	582	12,676
Merchants Bancshares, Inc.	8,399	243,151
NBT Bancorp, Inc.	2,639	60,644
Old National Bancorp, Indiana	17,530	248,926
Peoples Bancorp, Inc.	2,565	53,557
Pinnacle Financial Partners, Inc. (a)	2,511	74,853
PrivateBancorp, Inc.	24,440	523,016
Republic Bancorp, Inc., Kentucky Class A	2,369	65,266
Sterling Financial Corp.	3,596	103,025
Susquehanna Bancshares, Inc.	37,239	467,349
Umpqua Holdings Corp. (d)	67,469	1,094,347
Union First Market Bankshares Corp.	11,071	258,729
United Community Banks, Inc., Georgia (a)	10,025	150,375
Washington Trust Bancorp, Inc.	4,751	149,324
Webster Financial Corp.	5,708	145,725
WesBanco, Inc.	4,453	132,388
Wilshire Bancorp, Inc.	60,847	497,728
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wintrust Financial Corp.	19,858	$ 815,568
Yadkin Financial Corp. (a)	5,163	88,958
		11,168,988
Consumer Finance - 1.3%
Cash America International, Inc.	9,812	444,287
Credit Acceptance Corp. (a)	3,857	427,394
Encore Capital Group, Inc. (a)	2,845	130,472
EZCORP, Inc. (non-vtg.) Class A (a)	7,804	131,732
Nelnet, Inc. Class A	19,759	759,734
Regional Management Corp. (a)	4,958	157,664
World Acceptance Corp. (a)(d)	3,515	316,069
		2,367,352
Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	13,638	818,826
Marlin Business Services Corp.	12,308	307,208
Vector Capital Corp. rights (a)	5,673	0
		1,126,034
Insurance - 3.0%
Argo Group International Holdings, Ltd.	11,335	486,045
Enstar Group Ltd. (a)	1,501	205,037
FBL Financial Group, Inc. Class A	5,604	251,620
First American Financial Corp.	47,761	1,162,980
HCI Group, Inc.	4,634	189,253
Hilltop Holdings, Inc. (a)	21,826	403,781
Horace Mann Educators Corp.	20,066	569,473
Maiden Holdings Ltd.	16,922	199,849
Montpelier Re Holdings Ltd.	7,800	203,190
Platinum Underwriters Holdings Ltd.	18,118	1,082,188
ProAssurance Corp.	16,223	731,008
Symetra Financial Corp.	9,328	166,225
		5,650,649
Real Estate Investment Trusts - 4.4%
Anworth Mortgage Asset Corp.	65,457	316,157
Apollo Commercial Real Estate Finance, Inc.	30,444	464,880
Apollo Residential Mortgage, Inc.	13,657	199,256
Ashford Hospitality Trust, Inc.	11,232	138,603
Capstead Mortgage Corp.	14,008	164,874
Extra Space Storage, Inc.	5,999	274,454
Gyrodyne Co. of America, Inc.	420	31,458
Medical Properties Trust, Inc.	3,012	36,656
MFA Financial, Inc.	74,267	553,289
New Residential Investment Corp.	156,977	1,039,188
Potlatch Corp.	12,647	501,833
PS Business Parks, Inc.	1,705	127,227
Redwood Trust, Inc. (d)	37,345	735,323
Resource Capital Corp.	77,934	462,928
RLJ Lodging Trust	49,781	1,169,356
Select Income (REIT)	10,933	282,071
Sovran Self Storage, Inc.	11,176	845,800

	Shares	Value
Spirit Realty Capital, Inc.	4,783	$ 43,908
The Geo Group, Inc.	20,425	679,131
		8,066,392
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	5,231	188,421
Altisource Residential Corp. Class B	13,378	307,426
Forestar Group, Inc. (a)	6,936	149,332
		645,179
Thrifts & Mortgage Finance - 2.9%
Dime Community Bancshares, Inc.	26,885	447,635
Doral Financial Corp. (a)	7,315	139,570
EverBank Financial Corp.	52,857	791,798
Farmer Mac Class C (non-vtg.)	3,026	101,008
Flagstar Bancorp, Inc. (a)	45,112	665,853
Fox Chase Bancorp, Inc.	1,854	32,260
Home Loan Servicing Solutions Ltd.	49,341	1,085,995
HomeStreet, Inc.	15,841	305,731
Northwest Bancshares, Inc.	16,210	214,296
Ocwen Financial Corp. (a)	15,583	869,064
Provident Financial Holdings, Inc.	3,382	56,175
Simplicity Bancorp, Inc.	3,071	47,754
WSFS Financial Corp.	9,654	581,654
		5,338,793
TOTAL FINANCIALS		38,182,609
HEALTH CARE - 12.2%
Biotechnology - 2.0%
Aegerion Pharmaceuticals, Inc. (a)	6,141	526,345
Alkermes PLC (a)	11,702	393,421
Alnylam Pharmaceuticals, Inc. (a)	3,515	224,995
Celldex Therapeutics, Inc. (a)	20,654	731,771
Cepheid, Inc. (a)	2,367	92,408
Clovis Oncology, Inc. (a)	2,303	139,976
Emergent BioSolutions, Inc. (a)	11,876	226,238
Insys Therapeutics, Inc. (a)	5,748	201,123
Isis Pharmaceuticals, Inc. (a)	6,910	259,401
NPS Pharmaceuticals, Inc. (a)	4,511	143,495
Pharmacyclics, Inc. (a)	3,283	454,433
Puma Biotechnology, Inc. (a)	1,611	86,446
Stemline Therapeutics, Inc.	5,834	264,222
		3,744,274
Health Care Equipment & Supplies - 2.5%
Analogic Corp.	1,564	129,249
Anika Therapeutics, Inc. (a)	362	8,674
CONMED Corp.	4,079	138,645
Cyberonics, Inc. (a)	10,542	534,901
Greatbatch, Inc. (a)	5,982	203,567
Haemonetics Corp. (a)	1,068	42,592
Integra LifeSciences Holdings Corp. (a)	4,331	174,323
Invacare Corp.	10,891	188,088
Natus Medical, Inc. (a)	3,212	45,546
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)	2,061	$ 42,992
RTI Biologics, Inc. (a)	44,744	167,343
Sirona Dental Systems, Inc. (a)	11,902	796,601
SurModics, Inc. (a)	9,102	216,446
The Spectranetics Corp. (a)	8,294	139,173
Thoratec Corp. (a)	31,310	1,167,550
Vascular Solutions, Inc. (a)	3,810	64,008
West Pharmaceutical Services, Inc.	15,558	640,212
		4,699,910
Health Care Providers & Services - 5.4%
Addus HomeCare Corp. (a)	4,043	117,126
Alliance Healthcare Services, Inc. (a)	39,824	1,102,727
AMN Healthcare Services, Inc. (a)	14,999	206,386
AmSurg Corp. (a)	8,294	329,272
Centene Corp. (a)	4,112	263,004
Chemed Corp. (d)	10,625	759,688
Corvel Corp. (a)	2,386	88,210
Five Star Quality Care, Inc. (a)	46,937	242,664
Gentiva Health Services, Inc. (a)	14,411	173,508
Hanger, Inc. (a)	23,706	800,315
HealthSouth Corp.	2,177	75,063
Kindred Healthcare, Inc.	5,943	79,814
Magellan Health Services, Inc. (a)	15,585	934,477
Molina Healthcare, Inc. (a)	17,455	621,398
National Healthcare Corp.	4,592	217,064
Owens & Minor, Inc.	12,826	443,651
PharMerica Corp. (a)	2,043	27,111
Providence Service Corp. (a)	16,552	474,877
Select Medical Holdings Corp.	105,705	853,039
Team Health Holdings, Inc. (a)	29,743	1,128,449
Triple-S Management Corp. (a)	1,360	25,010
Universal American Spin Corp.	17,471	133,129
Wellcare Health Plans, Inc. (a)	12,727	887,581
		9,983,563
Health Care Technology - 0.7%
Medidata Solutions, Inc. (a)	3,051	301,835
Omnicell, Inc. (a)	37,494	887,858
Quality Systems, Inc.	5,817	126,403
		1,316,096
Life Sciences Tools & Services - 0.5%
Albany Molecular Research, Inc. (a)	18,732	241,455
Cambrex Corp. (a)	7,383	97,456
PAREXEL International Corp. (a)	9,984	501,496
		840,407
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (a)	3,622	333,115
Pozen, Inc. (a)	20,882	119,654
Questcor Pharmaceuticals, Inc.	11,036	640,088
Sagent Pharmaceuticals, Inc. (a)	10,010	204,204

	Shares	Value
Santarus, Inc. (a)	15,423	$ 348,097
The Medicines Company (a)	9,271	310,764
		1,955,922
TOTAL HEALTH CARE		22,540,172
INDUSTRIALS - 15.9%
Aerospace & Defense - 2.3%
AAR Corp.	20,357	556,357
American Science & Engineering, Inc.	7,024	423,617
Curtiss-Wright Corp.	13,358	627,292
Engility Holdings, Inc. (a)	2,735	86,782
Esterline Technologies Corp. (a)	11,210	895,567
Moog, Inc. Class A (a)	10,512	616,739
Taser International, Inc. (a)	66,170	986,595
Teledyne Technologies, Inc. (a)	1,506	127,905
		4,320,854
Air Freight & Logistics - 0.1%
Forward Air Corp.	2,867	115,683
Park-Ohio Holdings Corp. (a)	1,419	54,518
		170,201
Airlines - 0.8%
Republic Airways Holdings, Inc. (a)	29,816	354,810
SkyWest, Inc.	39,832	578,361
Spirit Airlines, Inc. (a)	17,103	586,120
		1,519,291
Building Products - 0.4%
American Woodmark Corp. (a)	3,447	119,439
Apogee Enterprises, Inc.	16,040	476,067
Gibraltar Industries, Inc. (a)	3,882	55,357
PGT, Inc. (a)	9,082	90,003
		740,866
Commercial Services & Supplies - 1.9%
Consolidated Graphics, Inc. (a)	3,523	197,499
Deluxe Corp.	7,738	322,365
G&K Services, Inc. Class A	13,858	836,885
Intersections, Inc.	18,099	158,728
Kimball International, Inc. Class B	22,415	248,582
Mine Safety Appliances Co.	3,665	189,151
Steelcase, Inc. Class A	19,659	326,733
UniFirst Corp.	7,304	762,684
United Stationers, Inc.	2,939	127,847
Viad Corp.	6,923	172,729
West Corp.	4,219	93,535
		3,436,738
Construction & Engineering - 0.9%
Argan, Inc.	23,783	522,513
Dycom Industries, Inc. (a)	2,473	69,219
EMCOR Group, Inc.	6,100	238,693
Granite Construction, Inc.	16,458	503,615
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MYR Group, Inc. (a)	2,716	$ 65,999
Primoris Services Corp.	10,032	255,515
		1,655,554
Electrical Equipment - 0.9%
AZZ, Inc.	4,924	206,119
EnerSys	2,788	169,036
Generac Holdings, Inc.	26,442	1,127,487
Powell Industries, Inc. (a)	1,201	73,609
		1,576,251
Machinery - 3.4%
Alamo Group, Inc.	886	43,334
Albany International Corp. Class A	2,455	88,061
American Railcar Industries, Inc. (d)	4,570	179,281
Hurco Companies, Inc.	1,560	40,342
Hyster-Yale Materials Handling Class A	11,981	1,074,336
John Bean Technologies Corp.	7,871	195,830
Kadant, Inc.	12,487	419,438
Kaydon Corp.	3,570	126,806
L.B. Foster Co. Class A	2,340	107,032
Lindsay Corp.	9,864	805,100
Lydall, Inc. (a)	1,430	24,553
Mueller Industries, Inc.	16,630	925,792
Mueller Water Products, Inc. Class A	128,202	1,024,334
RBC Bearings, Inc. (a)	1,615	106,412
Standex International Corp.	2,162	128,423
Tennant Co.	3,601	223,262
TriMas Corp. (a)	17,168	640,366
Woodward, Inc.	4,852	198,107
		6,350,809
Marine - 0.5%
Matson, Inc.	36,281	951,651
Professional Services - 2.3%
Barrett Business Services, Inc.	9,781	658,359
Insperity, Inc.	10,396	390,890
Kelly Services, Inc. Class A (non-vtg.)	10,621	206,791
Korn/Ferry International (a)	29,904	639,946
Navigant Consulting, Inc. (a)	2,016	31,167
On Assignment, Inc. (a)	4,846	159,918
Resources Connection, Inc.	9,380	127,287
RPX Corp. (a)	43,950	770,444
TrueBlue, Inc. (a)	4,662	111,935
WageWorks, Inc. (a)	22,264	1,123,219
		4,219,956
Road & Rail - 1.8%
AMERCO	5,288	973,679
Arkansas Best Corp.	6,814	174,915
Celadon Group, Inc.	6,965	130,037
Heartland Express, Inc.	20,297	288,014
Knight Transportation, Inc.	8,929	147,507

	Shares	Value
Old Dominion Freight Lines, Inc. (a)	16,647	$ 765,596
Saia, Inc. (a)	8,090	252,246
Swift Transporation Co. (a)	28,386	573,113
Universal Truckload Services, Inc.	3,064	81,686
		3,386,793
Trading Companies & Distributors - 0.4%
Aceto Corp.	5,198	81,193
Aircastle Ltd.	30,181	525,451
H&E Equipment Services, Inc.	4,973	132,083
		738,727
Transportation Infrastructure - 0.2%
Wesco Aircraft Holdings, Inc. (a)	14,888	311,606
TOTAL INDUSTRIALS		29,379,297
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 3.6%
Alliance Fiber Optic Products, Inc.	4,911	100,528
Anaren, Inc. (a)	12,601	321,326
Arris Group, Inc. (a)	55,833	952,511
Aruba Networks, Inc. (a)	17,441	290,218
Black Box Corp.	16,208	496,613
Communications Systems, Inc.	4,178	47,253
Comtech Telecommunications Corp.	13,551	329,560
Emulex Corp. (a)	24,433	189,600
Extreme Networks, Inc. (a)	30,933	161,470
Finisar Corp. (a)	1,109	25,097
Globecomm Systems, Inc. (a)	15,776	221,337
Harmonic, Inc. (a)	24,689	189,858
InterDigital, Inc.	10,042	374,868
Ixia (a)	15,756	246,897
NETGEAR, Inc. (a)	10,748	331,683
Oplink Communications, Inc. (a)	2,003	37,696
Plantronics, Inc.	14,560	670,488
Tellabs, Inc.	227,806	517,120
Tessco Technologies, Inc.	9,851	331,979
Ubiquiti Networks, Inc. (d)	24,091	809,217
		6,645,319
Computers & Peripherals - 1.1%
Cray, Inc. (a)	9,886	237,956
Electronics for Imaging, Inc. (a)	3,541	112,179
QLogic Corp. (a)	67,554	739,041
Silicon Graphics International Corp. (a)	17,457	283,676
Super Micro Computer, Inc. (a)	4,397	59,535
Synaptics, Inc. (a)	14,633	647,949
		2,080,336
Electronic Equipment & Components - 1.8%
Benchmark Electronics, Inc. (a)	41,000	938,490
Checkpoint Systems, Inc. (a)	4,365	72,896
Coherent, Inc.	1,536	94,387
Daktronics, Inc.	3,998	44,738
Electro Scientific Industries, Inc.	26,888	314,858
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Insight Enterprises, Inc. (a)	10,426	$ 197,260
Methode Electronics, Inc. Class A	5,050	141,400
Newport Corp. (a)	6,294	98,375
Plexus Corp. (a)	4,997	185,888
Sanmina Corp. (a)	7,697	134,621
ScanSource, Inc. (a)	1,785	61,761
SYNNEX Corp. (a)	15,822	972,262
Vishay Precision Group, Inc. (a)	836	12,164
		3,269,100
Internet Software & Services - 2.6%
Blucora, Inc. (a)	12,861	295,546
comScore, Inc. (a)	4,664	135,116
CoStar Group, Inc. (a)	377	63,298
Demand Media, Inc. (a)	26,987	170,558
eGain Communications Corp. (a)	12,323	185,954
Shutterstock, Inc.	10,995	799,556
Stamps.com, Inc. (a)	6,657	305,756
United Online, Inc.	70,345	561,353
ValueClick, Inc. (a)	50,314	1,049,047
WebMD Health Corp. (a)(d)	36,423	1,041,698
XO Group, Inc. (a)	10,457	135,104
		4,742,986
IT Services - 1.9%
Acxiom Corp. (a)	16,251	461,366
Convergys Corp.	11,819	221,606
CSG Systems International, Inc.	3,435	86,047
ExlService Holdings, Inc. (a)	2,658	75,700
Global Cash Access Holdings, Inc. (a)	48,694	380,300
Jack Henry & Associates, Inc.	15,284	788,807
Maximus, Inc.	12,242	551,380
NCI, Inc. Class A (a)	5,191	29,225
Sapient Corp. (a)	24,369	379,425
Syntel, Inc.	1,564	125,276
Teletech Holdings, Inc. (a)	17,843	447,681
		3,546,813
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	21,755	381,148
Ambarella, Inc. (a)	51,896	1,013,010
ATMI, Inc. (a)	2,926	77,598
Cabot Microelectronics Corp. (a)	6,465	249,032
Cirrus Logic, Inc. (a)(d)	27,061	613,743
Exar Corp. (a)	3,136	42,054
Intersil Corp. Class A	11,787	132,368
Kulicke & Soffa Industries, Inc. (a)	75,733	874,716
Rambus, Inc. (a)	53,842	506,115
RF Micro Devices, Inc. (a)	90,154	508,469
Spansion, Inc. Class A (a)	49,221	496,640
		4,894,893

	Shares	Value
Software - 5.9%
Actuate Corp. (a)	14,516	$ 106,693
Advent Software, Inc.	33,379	1,059,783
Aspen Technology, Inc. (a)	35,681	1,232,779
AVG Technologies NV (a)	41,501	993,534
CommVault Systems, Inc. (a)	8,716	765,526
Infoblox, Inc. (a)	711	29,734
Manhattan Associates, Inc. (a)	10,293	982,467
Monotype Imaging Holdings, Inc.	23,265	666,775
NetScout Systems, Inc. (a)	18,858	482,199
Pegasystems, Inc.	4,094	162,982
Progress Software Corp. (a)	10,788	279,193
Proofpoint, Inc. (a)	5,229	167,955
QAD, Inc.:
Class A	3,391	46,253
Class B	2,068	23,265
Rally Software Development Corp.	4,841	145,036
SS&C Technologies Holdings, Inc. (a)	30,667	1,168,413
TeleCommunication Systems, Inc. Class A (a)	99,310	244,303
TeleNav, Inc. (a)	34,766	203,033
TiVo, Inc. (a)	87,572	1,089,396
Verint Systems, Inc. (a)	27,857	1,032,380
		10,881,699
TOTAL INFORMATION TECHNOLOGY		36,061,146
MATERIALS - 4.7%
Chemicals - 1.5%
A. Schulman, Inc.	3,650	107,529
American Pacific Corp. (a)	2,994	163,951
FutureFuel Corp.	27,706	497,600
Innospec, Inc.	7,922	369,641
Landec Corp. (a)	6,229	75,994
LSB Industries, Inc. (a)	3,512	117,757
Minerals Technologies, Inc.	14,978	739,464
Olin Corp.	6,431	148,363
Quaker Chemical Corp.	1,477	107,895
Sensient Technologies Corp.	5,270	252,380
Stepan Co.	2,845	164,242
		2,744,816
Containers & Packaging - 1.5%
AEP Industries, Inc. (a)	5,817	432,261
Berry Plastics Group, Inc.	7,417	148,117
Boise, Inc.	53,827	678,220
Graphic Packaging Holding Co. (a)	117,273	1,003,857
Myers Industries, Inc.	31,977	643,057
		2,905,512
Metals & Mining - 0.1%
Kaiser Aluminum Corp.	2,471	176,059
Paper & Forest Products - 1.6%
Boise Cascade Co.	9,102	245,299
Kapstone Paper & Packaging Corp.	12,661	541,891
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Louisiana-Pacific Corp. (a)	62,000	$ 1,090,580
Neenah Paper, Inc.	3,576	140,573
P.H. Glatfelter Co.	3,323	89,954
Schweitzer-Mauduit International, Inc.	13,381	809,952
		2,918,249
TOTAL MATERIALS		8,744,636
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Inteliquent, Inc.	46,245	446,727
UTILITIES - 2.2%
Electric Utilities - 1.0%
El Paso Electric Co.	19,501	651,333
IDACORP, Inc.	4,914	237,838
PNM Resources, Inc.	15,942	360,767
UNS Energy Corp.	12,382	577,249
		1,827,187
Gas Utilities - 0.2%
Southwest Gas Corp.	9,103	455,150
Independent Power Producers & Energy Traders - 0.1%
Genie Energy Ltd. Class B (a)	9,743	95,481
Multi-Utilities - 0.5%
Avista Corp.	4,929	130,126
NorthWestern Energy Corp.	17,943	806,000
		936,126
Water Utilities - 0.4%
American States Water Co.	27,803	766,251
TOTAL UTILITIES		4,080,195
TOTAL COMMON STOCKS (Cost $156,023,884)		182,183,903
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (e) (Cost $299,947)	$ 300,000	299,996
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	4,025,909	$ 4,025,909
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	6,564,725	6,564,725
TOTAL MONEY MARKET FUNDS (Cost $10,590,634)		10,590,634
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $166,914,465)		193,074,533
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(8,074,412)
NET ASSETS - 100%		$ 185,000,121
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
25 ICE Russell 2000 Mini Index Contracts	Dec. 2013	$ 2,678,500	$ 55,212

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,682
Fidelity Securities Lending Cash Central Fund	19,718
Total	$ 23,400
Other Information

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 24,171,189	$ 24,171,189	$ -	$ -
Consumer Staples	10,380,474	10,380,474	-	-
Energy	8,197,458	8,197,458	-	-
Financials	38,182,609	38,182,609	-	-
Health Care	22,540,172	22,540,172	-	-
Industrials	29,379,297	29,379,297	-	-
Information Technology	36,061,146	36,061,146	-	-
Materials	8,744,636	8,744,636	-	-
Telecommunication Services	446,727	446,727	-	-
Utilities	4,080,195	4,080,195	-	-
U.S. Government and Government Agency Obligations	299,996	-	299,996	-
Money Market Funds	10,590,634	10,590,634	-	-
Total Investments in Securities:	$ 193,074,533	$ 192,774,537	$ 299,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 55,212	$ 55,212	$ -	$ -
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $167,091,338. Net unrealized appreciation aggregated $25,983,195, of which $30,516,960 related to appreciated investment securities and $4,533,765 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Emerging Markets Portfolio

September 30, 2013

1.864820.105

VIPEM-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 0.5%
Fortescue Metals Group Ltd.	125,278	$ 555,141
Bailiwick of Jersey - 0.4%
WPP PLC	23,700	487,036
Bermuda - 1.5%
Brilliance China Automotive Holdings Ltd.	405,000	607,821
Cosan Ltd. Class A	28,300	434,971
Credicorp Ltd. (NY Shares)	5,236	672,617
TOTAL BERMUDA		1,715,409
Brazil - 12.3%
Anhanguera Educacional Participacoes SA	82,700	494,790
BB Seguridade Participacoes SA	67,400	663,265
BM&F Bovespa SA	140,000	782,024
BR Malls Participacoes SA	69,300	628,493
Brasil Insurance Participacoes e Administracao SA	40,900	367,238
BTG Pactual Participations Ltd. unit	36,500	452,894
CCR SA	85,100	666,194
Cetip SA - Mercados Organizado	37,400	396,224
Cielo SA	29,480	797,289
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	14,100	648,882
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	36,138	1,385,892
Iguatemi Empresa de Shopping Centers SA	46,600	511,143
Itau Unibanco Holding SA sponsored ADR	111,708	1,577,317
Linx SA	18,700	314,296
Localiza Rent A Car SA	34,010	506,398
Multiplan Empreendimentos Imobiliarios SA	23,700	566,755
Odontoprev SA	114,700	503,556
Qualicorp SA (a)	67,800	619,478
Souza Cruz SA	55,400	661,160
Ultrapar Participacoes SA	30,100	742,348
Weg SA	35,900	437,351
TOTAL BRAZIL		13,722,987
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	12,700	485,140
Cayman Islands - 8.5%
51job, Inc. sponsored ADR (a)	6,324	454,190
Baidu.com, Inc. sponsored ADR (a)	3,557	551,975
Baoxin Auto Group Ltd.	650,000	605,088
Biostime International Holdings Ltd.	70,500	533,120
China Resources Land Ltd.	186,000	528,797
Cimc Enric Holdings Ltd.	403,000	540,389
ENN Energy Holdings Ltd.	102,000	566,820
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,053	480,915
Greatview Aseptic Pack Co. Ltd.	717,000	409,535

	Shares	Value
Haitian International Holdings Ltd.	218,000	$ 500,878
Hengdeli Holdings Ltd.	1,738,000	416,803
New Oriental Education & Technology Group, Inc. sponsored ADR	18,500	460,650
Sands China Ltd.	71,200	440,186
Shenzhou International Group Holdings Ltd.	136,000	441,006
SouFun Holdings Ltd. ADR	11,370	587,147
Tencent Holdings Ltd.	38,300	2,008,850
TOTAL CAYMAN ISLANDS		9,526,349
Chile - 0.9%
Inversiones La Construccion SA	21,587	325,077
Parque Arauco SA	141,170	270,733
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	14,112	431,122
TOTAL CHILE		1,026,932
China - 3.3%
China Merchants Bank Co. Ltd. (H Shares)	381,610	693,756
China Minsheng Banking Corp. Ltd. (H Shares)	462,500	552,789
China Pacific Insurance Group Co. Ltd. (H Shares)	218,800	784,260
China Vanke Co. Ltd. (B Shares)	215,000	393,359
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	122,500	910,549
Travelsky Technology Ltd. (H Shares)	444,000	356,647
TOTAL CHINA		3,691,360
Colombia - 0.6%
Grupo de Inversiones Suramerica SA	31,416	628,224
Denmark - 0.3%
Novo Nordisk A/S Series B sponsored ADR	1,800	304,596
Finland - 0.8%
Kone Oyj (B Shares)	4,600	410,414
Nokian Tyres PLC	9,400	477,388
TOTAL FINLAND		887,802
France - 2.0%
Bureau Veritas SA	14,500	457,060
Kering SA	1,800	403,379
LVMH Moet Hennessy - Louis Vuitton SA	2,467	485,937
Pernod Ricard SA	3,600	447,041
Sanofi SA sponsored ADR	8,800	445,544
TOTAL FRANCE		2,238,961
Hong Kong - 1.4%
AIA Group Ltd.	96,800	454,926
China Overseas Land and Investment Ltd.	226,000	665,829
Galaxy Entertainment Group Ltd. (a)	61,000	427,855
TOTAL HONG KONG		1,548,610
Common Stocks - continued
	Shares	Value
India - 10.2%
Asian Paints India Ltd.	22,770	$ 167,073
Axis Bank Ltd.	38,651	622,374
Bajaj Auto Ltd.	16,733	531,331
Bharat Heavy Electricals Ltd.	195,615	429,422
CRISIL Ltd.	17,628	331,845
Exide Industries Ltd. (a)	172,474	356,439
Grasim Industries Ltd.	3,424	145,477
Grasim Industries Ltd. sponsored GDR	5,696	240,200
HDFC Bank Ltd.	99,596	946,358
Housing Development Finance Corp. Ltd.	86,260	1,053,271
ITC Ltd.	162,784	885,312
Larsen & Toubro Ltd.	47,345	596,635
Mahindra & Mahindra Ltd.	46,624	616,377
State Bank of India	17,769	458,462
Sun Pharmaceutical Industries Ltd.	67,251	637,482
Sun TV Ltd.	74,261	466,519
Tata Consultancy Services Ltd.	29,162	898,203
Tata Motors Ltd.	116,049	620,101
Titan Industries Ltd.	124,659	462,268
United Spirits Ltd. (a)	13,735	555,896
Zee Entertainment Enterprises Ltd. (a)	97,766	356,919
TOTAL INDIA		11,377,964
Indonesia - 5.6%
PT ACE Hardware Indonesia Tbk	5,370,500	324,642
PT Astra International Tbk	1,402,500	781,187
PT Bank Central Asia Tbk	797,500	688,689
PT Bank Rakyat Indonesia Tbk	1,033,640	647,142
PT Global Mediacom Tbk	3,000,500	500,085
PT Gudang Garam Tbk	112,500	340,027
PT Indocement Tunggal Prakarsa Tbk	287,500	446,892
PT Jasa Marga Tbk	904,500	406,167
PT Kalbe Farma Tbk	3,686,000	375,604
PT Media Nusantara Citra Tbk	1,612,500	375,972
PT Semen Gresik (Persero) Tbk	463,000	519,777
PT Surya Citra Media Tbk	1,662,500	366,095
PT Tower Bersama Infrastructure Tbk	923,000	466,284
TOTAL INDONESIA		6,238,563
Italy - 0.4%
Prada SpA	43,100	417,613
Kenya - 0.3%
Safaricom Ltd.	3,635,500	357,659
Korea (South) - 7.9%
Hyundai Mobis	3,794	1,009,822
Hyundai Motor Co.	7,425	1,734,409
Kia Motors Corp.	13,557	823,869
Samsung Electronics Co. Ltd.	4,102	5,218,496
TOTAL KOREA (SOUTH)		8,786,596

	Shares	Value
Malaysia - 1.1%
Bumiputra-Commerce Holdings Bhd	296,100	$ 683,448
Public Bank Bhd	100,000	544,506
TOTAL MALAYSIA		1,227,954
Mexico - 6.0%
Alsea S.A.B. de CV	129,685	363,211
Banregio Grupo Financiero SA	69,777	395,969
Bolsa Mexicana de Valores SA de CV	158,717	381,590
Coca-Cola FEMSA S.A.B. de CV Series L	46,800	589,688
Fomento Economico Mexicano S.A.B. de CV unit	103,100	1,000,321
Grupo Aeroportuario del Pacifico SA de CV Series B	86,800	442,770
Grupo Aeroportuario del Sureste SA de CV Series B	42,100	460,062
Grupo Financiero Banorte S.A.B. de CV Series O	134,200	837,936
Grupo Mexico SA de CV Series B	259,200	774,659
Grupo Televisa SA de CV	158,000	883,216
Mexichem S.A.B. de CV	135,080	588,740
TOTAL MEXICO		6,718,162
Netherlands - 0.8%
Heineken NV (Bearer)	6,200	439,430
Yandex NV (a)	13,120	477,830
TOTAL NETHERLANDS		917,260
Nigeria - 0.5%
Guaranty Trust Bank PLC GDR (Reg. S)	66,233	509,994
Panama - 0.4%
Copa Holdings SA Class A	3,200	443,744
Philippines - 3.2%
Alliance Global Group, Inc.	815,500	440,811
DMCI Holdings, Inc.	173,100	183,154
International Container Terminal Services, Inc.	220,330	491,593
LT Group, Inc.	809,200	335,034
Metropolitan Bank & Trust Co.	244,275	466,356
Security Bank Corp.	170,730	514,841
SM Investments Corp.	37,295	669,122
SM Prime Holdings, Inc.	1,413,100	520,710
TOTAL PHILIPPINES		3,621,621
Russia - 3.0%
Magnit OJSC GDR (Reg. S)	15,300	944,775
NOVATEK OAO GDR (Reg. S)	6,514	861,151
Sberbank (Savings Bank of the Russian Federation)	495,400	1,493,776
TOTAL RUSSIA		3,299,702
South Africa - 6.6%
Aspen Pharmacare Holdings Ltd.	22,702	594,104
Barloworld Ltd.	53,986	512,854
Bidvest Group Ltd.	26,000	651,797
Common Stocks - continued
	Shares	Value
South Africa - continued
Clicks Group Ltd.	76,322	$ 416,188
Discovery Ltd.	58,837	475,138
Imperial Holdings Ltd.	28,738	623,977
Life Healthcare Group Holdings Ltd.	153,400	546,054
Mr Price Group Ltd.	40,713	563,845
Nampak Ltd.	160,257	498,157
Naspers Ltd. Class N	16,168	1,495,084
Shoprite Holdings Ltd.	38,227	629,740
Wilson Bayly Holmes-Ovcon Ltd.	21,893	348,884
TOTAL SOUTH AFRICA		7,355,822
Sweden - 0.4%
Atlas Copco AB (A Shares)	14,700	430,476
Switzerland - 2.3%
Compagnie Financiere Richemont SA Series A	4,134	414,154
Nestle SA	5,481	382,213
Schindler Holding AG (Reg.)	2,870	417,004
SGS SA (Reg.)	180	429,723
Swatch Group AG (Bearer)	760	489,103
Syngenta AG (Switzerland)	1,062	434,047
TOTAL SWITZERLAND		2,566,244
Taiwan - 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	871,000	2,966,478
Thailand - 3.1%
Airports of Thailand PCL (For. Reg.)	90,700	546,490
BEC World PCL (For. Reg.)	248,700	451,134
Kasikornbank PCL (For. Reg.)	131,900	744,138
Minor International PCL (For. Reg.)	642,900	497,305
Siam Commercial Bank PCL (For. Reg.)	140,000	662,298
Thai Beverage PCL	1,205,000	528,277
TOTAL THAILAND		3,429,642
Togo - 0.3%
Ecobank Transnational, Inc.	4,401,435	371,164
Turkey - 2.6%
Coca-Cola Icecek A/S	18,115	461,831
Enka Insaat ve Sanayi A/S	173,475	515,260
Koc Holding A/S	135,000	622,856
Tupras Turkiye Petrol Rafinelleri A/S	26,000	549,590
Turkiye Garanti Bankasi A/S	194,000	764,456
TOTAL TURKEY		2,913,993
United Kingdom - 3.7%
Aberdeen Asset Management PLC	57,772	354,094
British American Tobacco PLC (United Kingdom)	8,600	452,612
Burberry Group PLC	18,200	481,441
Diageo PLC	13,232	420,611

	Shares	Value
InterContinental Hotel Group PLC	13,738	$ 401,030
Intertek Group PLC	8,942	478,439
Prudential PLC	25,208	468,975
Rolls-Royce Group PLC	17,800	320,439
Standard Chartered PLC (United Kingdom)	18,595	445,832
Unilever PLC	9,400	365,475
TOTAL UNITED KINGDOM		4,188,948
United States of America - 4.4%
American Tower Corp.	5,880	435,884
Colgate-Palmolive Co.	7,000	415,100
FMC Corp.	6,800	487,696
Google, Inc. Class A (a)	450	394,160
MasterCard, Inc. Class A	680	457,490
Mead Johnson Nutrition Co. Class A	5,542	411,549
Philip Morris International, Inc.	5,100	441,609
Southern Copper Corp.	19,500	531,180
Visa, Inc. Class A	2,400	458,640
Yahoo!, Inc. (a)	13,000	431,080
Yum! Brands, Inc.	6,165	440,119
TOTAL UNITED STATES OF AMERICA		4,904,507
TOTAL COMMON STOCKS (Cost $97,281,408)		109,862,653
Nonconvertible Preferred Stocks - 1.2%

Brazil - 0.4%
Marcopolo SA (PN)	159,100	473,790
Colombia - 0.8%
Banco Davivienda SA	35,255	468,269
Grupo Aval Acciones y Valores SA	536,234	391,003
TOTAL COLOMBIA		859,272
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,371,744)		1,333,062
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	566,026	$ 566,026
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	453,625	453,625
TOTAL MONEY MARKET FUNDS (Cost $1,019,651)		1,019,651
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $99,672,803)	112,215,366
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(607,757)
NET ASSETS - 100%	$ 111,607,609
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $485,140 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,229
Fidelity Securities Lending Cash Central Fund	10,140
Total	$ 11,369
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,595,206	$ 21,087,039	$ 1,508,167	$ -
Consumer Staples	13,691,783	12,070,872	1,620,911	-
Energy	3,068,975	3,068,975	-	-
Financials	29,504,787	28,089,454	1,415,333	-
Health Care	4,026,418	4,026,418	-	-
Industrials	14,284,366	14,284,366	-	-
Information Technology	16,403,721	13,437,243	2,966,478	-
Materials	6,229,696	5,650,172	579,524	-
Telecommunication Services	823,943	823,943	-	-
Utilities	566,820	566,820	-	-
Money Market Funds	1,019,651	1,019,651	-	-
Total Investments in Securities:	$ 112,215,366	$ 104,124,953	$ 8,090,413	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 41,262,433
Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $100,593,936. Net unrealized appreciation aggregated $11,621,430, of which $16,178,980 related to appreciated investment securities and $4,557,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013